united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 06/30/16

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2016

TOPS® Aggressive Growth ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Conservative ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

A Message from the TOPS® Portfolio Management Team

Mid-Year 2016 Market Commentary

“First Half Returns Were Positive, in an Environment of Uncertainty”

The “bad news” seemed to make a lot more noise than the “good news” so far in 2016, yet each of the TOPS portfolios recorded positive returns for the first half as a whole. Recalling the pain of January (the worst month for stocks since 2009), oil’s plunge to under $30 per barrel and the initial panicked response to the United Kingdom’s June “Brexit” vote, it seems surprising equity returns could end up on the plus side. Likewise, fixed income returns were also very solid, despite concerns of interest rate risk heading into 2016.

While there is no shortage of interesting questions to cover at this time, here are three that stand out in terms of potential impact on future portfolio returns:

1)	No new highs for the stock market in over a year – is a stealth Bear Market underway?

2)	A new low was touched in the US 10 year Treasury yield – is a stealth Bull Market underway?

3)	US GDP has barely grown in the past 2-3 quarters – is a stealth economic Recession underway?

Second Quarter and First Half Market Returns

Before attempting to answer our questions, we’ll review the returns year-to-date. Our diversified portfolios fared well for the quarter and half, as market participation continued to broaden from 2015’s “large cap only” pattern. All but one of the ETFs held in TOPS portfolios scored gains for both quarter 2 (Q2) and first half (H1) – a rare occurrence given the broad range of asset classes we hold and the diverse factors that drive shorter term performance. Likewise, all equity orientated TOPS Portfolios finished ahead of the S&P 500 for H1, net of assumed fees.

For Q2, the S&P 500 was +2.46%, S&P MidCap +3.99% and S&P SmallCap +3.48%. The reversal of leadership between S&P 500 Value (+3.96%) and Growth (+1.01%) appeared to gain steam in Q2. The strongest ETFs in TOPS portfolios were Flexshares Global Upstream Natural Resources (GUNR) at +9.49% in Q2 and SPDR Dow Jones REIT (RWR) +5.35%. Perhaps due to worries about BREXIT and continued signs of slow economic growth, the international developed economy ETF Vanguard FTSE All-World ex-US (VEU) was a laggard in Q2 at +0.57%. Vanguard FTSE Emerging Markets (VWO) extended its recovery with a +2.56% gain.

Equity markets were volatile during Q2, but overall the results suggested investors’ appetite for risk was increasing. That “risk on” attitude carried over to the bond market, as US investment grade corporates (+3.7%) and high yield corporates (+5.6%) outperformed the primary fixed income index, the Barclays Capital U.S. Aggregate Bond which returned +2.2%. The flight to safety due to global growth concerns benefited U.S. Treasury Bonds as the 7-year bond returned +2.7% and U.S. TIPS +1.7%.

During the first half of 2016, investors were forced to cope with economic concerns, surprising presidential primary outcomes, volatile commodity prices, terrorist attacks and uncertainty from Central Bank leaders. Unsurprisingly, the resulting extremes of sentiment caused markets to fluctuate significantly. However, every time the markets fell, buyers eventually stepped up to the plate. The net of this activity was positive returns across asset classes, whether they were beneficiaries of “risk on” or “risk off” tactics. By the end of June, the Q2 results discussed above were representative of relative returns for H1 2016.

The broader equity markets were led by US MidCap (+7.93%), US SmallCap (+6.23%) and S&P 500 Value (+6.24%). As in Q2, S&P 500 Growth trailed at +1.55% and emerging markets (VWO +8.61%) trounced international developed markets (VEU +0.32%). Most of the TOPS diversifier asset classes added to returns, with REITS and Global Natural Resources particularly strong. The one ETF with a negative return was Guggenheim Global Timer (CUT), which was -3.27%.

The TOPS portfolios benefitted from exposure to diversifier fixed income sectors in H1, as WisdomTree Emerging Markets Local Debt (ELD) staged a recovery from the weak results of the past few years, gaining +11.84%. High Yield bonds, as represented by the PIMCO 0-5 Year High Yield Corp Bond Index ETF (HYS) was also very strong at +8.07%. Our lower overall interest rate risk profile restrained returns from Treasuries and investment grade corporates, but they were still positive for H1.

Is an Equity Bear Market Underway?

Even after considering the solid mid-single-digit returns for the first half, many market observers have noted the S&P 500 has been unable to attain a new closing high since May 21, 2015. They argue the reasons for this failure exemplify Bear Markets signposts: declining earnings (EPS), weak prospects for future growth, above-average valuations and an unfriendly Federal Reserve. In short, they see no rationale for a rising stock market in the U.S.

We are agnostic on the topic of predicting Bull vs. Bear Markets and believe it’s a fool’s errand to attempt to forecast such trend changes in advance. Having stated that, we do agree with the points made above, i.e., that some Bearish signposts have been passed. However, if one thinks about the market volatility (brief surges up and plunges down) experienced since the most recent S&P peak, it becomes apparent that the markets may continue to go back-and-forth past signposts. For instance, EPS has been declining, but not very much. With one key factor (oil prices) stabilizing and another key factor (low interest rates) reaching even lower lows, the EPS signpost may switch to positive. Above-average valuations may limit price gains, but won’t necessarily cause significant losses. And, of course, the Fed has recently shifted back to a dovish stance.

We caution investors that attempting to time Bull and Bear markets, or worse yet, shorter term moves of less than 10% may be hazardous to your portfolio’s health. A stealth Bear Market may be beginning for some U.S. stocks, but so may the next leg up of the Bull Market. At any rate, stocks may actually look attractive versus bonds (and record-low yields) as we note in the next section.

Is a Fixed Income Bull Market Underway?

The 10 year U.S. Treasury Bond yield fell to new all-time lows of 1.35% early in July. Since prices move in the opposite direction of yields, that means the Treasury Bond market has reached new highs. That sounds like the definition of a Bull Market. In fact, the primary competitor for safety-conscious bond buyers is the German Bund and its 10 year yield actually dropped into negative territory recently. Negative yields indicate an investor is willing to pay the German government to take the investor’s funds and hold them for 10 years. While negative interest rates are hard to fathom, it seems negative rates are plausible in the U.S. as well. In order for that to occur, the Fed would have to reverse course and cut short rates below zero combined with renewed strength in the US Dollar. While not our base case, we are now allowing for it, as a possibility, in our modeling.

So, our answer to the Bond question seems fairly clear: the Bull Market that began 35 years ago in 1981 remains in place. However, that was also true for the NASDAQ stock index back in 2000 – which proved to be the last gasp of a very strong Bull. We are not predicting the immediate end of this leg of the Bull market in bonds, but we believe it is prudent to maintain lower than normal fixed income return expectations in the near term.

Our perspective is that bond yields will eventually rise, but probably at a measured pace. With no recession or high inflation, the TOPS mix of shorter durations and modest credit risk should continue to be an appropriate strategy.

So, our final question is:

Is the US Economy on the Verge of Recession?

We entered 2016 without great enthusiasm for the prospects of global economic growth. The two largest economies, America and China, will probably rank fairly high in terms of GDP, but neither shows signs of acceleration. European growth may improve slightly, but the key hopes on the Continent are for continued easing by the European Central Bank. The mass influx of refugees will continue to weigh on those economies in 2016. Global growth seems likely to remain sluggish.

Perhaps BREXIT (the United Kingdom’s June vote to leave the European Union) will be a catalyst to cause sluggish growth to accelerate into recession? Investors certainly panicked when the surprising results were announced, but cooler heads quickly prevailed. The impact on the UK and on global economies may in fact be negative, but the uncertainties of the terms of the exit that Britain and the EU negotiate – not to mention the risk of Scotland leaving the UK, are unforecastable and will not take place soon. Imports and exports with the UK account for less than 5% of America’s trade in goods and services, so it simply is not large enough to cause a US recession directly.

US growth has been disappointing with GDP +1.4% in Q4 2015 and +1.1% in Q 2016. We will reiterate the point we have made over and over for the past several years: slow GDP growth is still growth. A Recession means shrinkage of GDP. The yield curve remains positive, wages are growing, employment is growing, capital spending is positive, consumer confidence measures are positive, housing is expanding, etc., etc., etc. The bottom line is that leading indicators of a stealth Recession are not in place.

Portfolio Strategies

TOPS employs a proven, disciplined process of portfolio management. Likewise, our portfolio management team has about 70 years of portfolio management experience. Our experience and process are well suited for the challenges presented by global markets. As always, the TOPS strategy for managing globally diversified ETF portfolios is focused on optimizing risk adjusted returns. As such, we believe the portfolios are appropriately structured for the current environment.

Summary of the Milliman Managed Risk Strategy™ (MMRS)

While the S&P 500 index finished the month of January 5.1% lower, intra-month values fell by as much as 9%. The selloff wasn’t contained to the U.S. as economic weakness and market turmoil in China, along with the continued decline in the price of oil rattled global markets in January. As forecasted volatility increased, the

TOPS Managed Risk Funds all increased their hedge positions. The Growth and Moderate Funds reduced their net equity exposure from approximately 65% to approximately 30% by the end of the first week, while the Balanced Fund reduced its exposure from 55% to 30%. All three funds spent the rest of the month in a range between 25% and 35% net equity, contributing to the outperformance of their unhedged counterparts.

After finishing January on a note of recovery, markets began February with another sharp downturn, falling more than 5% during the first half of the month. Their course reversal during the last two weeks helped minimize losses, but left them firmly in the red year-to-date. Volatility trended higher into the middle of the month before reverting back to end-of-January levels. All of the TOPS Managed Risk Funds entered the month well hedged, with net equity allocations below 40%. As forecasted volatility ticked higher into mid-month, the Growth, Moderate and Balanced Funds all reduced their net allocations exposure to a range of 25% to 30%. As volatility moderated in the second half, the funds increased their net equity allocations, finishing the month within a range of 40% to 45%.

March saw a continuation of February’s second half reversal as U.S., developed and emerging markets all moved firmly higher and (with the exception of EAFE) into positive year-to-date territory. Volatility in March extended the downward trend it began in February, falling back to levels experienced during much of the first half of 2015.

All three of the TOPS Managed Risk Funds began March within 2% of a 45% a net equity allocation. As forecasted volatility trended lower, the Growth, Moderate and Balanced Funds all increased their equity allocations. The Growth and Moderate Funds ended the month with a 70% equity allocation while the Balanced Fund finished with an equity allocation of 56%.

Incoming economic data offered markets little to cheer about in April ahead of the Fed’s third meeting of 2016. The price of oil rose more than 20%, while the USD edged lower for the third straight month. The strong showing from equities in March fizzled out in April as global indices finished the month just marginally higher. The S&P 500 and MSCI EM indices finished the month essentially unchanged while the MSCI EAFE was up 2.5%.

After trending down through much of February and March, volatility leveled off in April and remained low as investors absorbed incoming quarterly earnings data. The TOPS® Growth, Moderate and Balanced Portfolios each made adjustments to their net equity allocations throughout April, but finished the month at essentially the same level they began it, at 69%, 70% and 56%, respectively.

Global equity markets trended gradually lower through the first three weeks of May before attempting a comeback during the final week. In the U.S., the course reversal was strong enough for equity markets to finish the month higher, while developed and emerging markets were unable to fully recover and finished the month with losses. Equity market volatility edged slightly higher, but remained well below its pre-May 2016 average. The TOPS Managed Risk Growth Fund saw its net equity allocation fluctuate in a range between 60% and 70% for three weeks before edging higher to finish out the month at 85%. The TOPS Moderate Growth Fund also oscillated in a 10% range, finishing the month with a net equity allocation of 65%, while the TOPS Balanced Fund maintained a net equity allocation of 50% through the entire month.

After remaining low for most of the month, equity market volatility increased sharply during the last week of June in response both to uncertainty surrounding the Brexit vote and concerns over the outlook for global economic growth. All three of the TOPS Managed Risk Funds began the month at their maximum target equity allocations. As volatility climbed later in the month, the funds increased their hedges and all three finished the month with net equity allocations between 40% and 45%.

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The S&P 500® Growth measures the growthsegment of the S&P 500® Index. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P 500® Value measures the valuesegment of the S&P 500® Index. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P MidCap 400® measures the mid-cap segment of the U.S.equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P SmallCap 600® measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. Component securities include those of chemical companies, construction materials companies, containers and packaging companies, metals and mining companies, and paper and forest products companies.

The Barclays Capital Aggregate Bond Index is weighted according to market capitalization, which means the securities represented in the index are weighted according to the market size of the bond category. Treasury securities, mortgage-backed securities (MBS) foreignbonds, government agency bonds and corporate bonds are some of the categories included in the index. The bonds represented are medium term with an average maturity of about 4.57 years. In all, the index represents about 8,200 fixed-income securities with a total value of approximately $15 trillion (about 43% of the total U.S. bond market).

The Barclays Capital High Yield Very Liquid Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high- yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody’s and S&P was used), and have $600 million or more of outstanding face value.

The Barclays Capital U.S. Credit Bond Index measures the performance of investment grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity of greater than one year.

The Barclays Capital Intermediate U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The PIMCO 0-5 Year High Yield Corporate Bond Index ETF tracks the BofA Merrill Lynch 0-5 Year US High Yield Constrained Index. The BofA Merrill Lynch 0-5 Year US High Yield Constrained Index is an unmanaged index comprised of US dollar denominated below investment grade corporate debt securities publicly issued in the US domestic market with remaining maturities of less than 5 years.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past Performance is no guarantee of future results.

6521-NLD-7/25/2016

TOPS® Aggressive Growth ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2016

The Portfolio’s performance figures* for the periods ended June 30, 2016, as compared to its benchmark:

			Five	Performance
	Six	One	Year	Since Inception**	Performance
	Months	Year	(Annualized)	(Annualized)	Since Inception***
Aggressive Growth ETF Portfolio
Class 1	4.72%	(1.69)%	6.23%	5.51%	N/A
Class 2	4.58%	(1.93)%	6.03%	5.32%	N/A
Investor Class	4.35%	N/A	N/A	N/A	(2.73)%
S&P 500 Total Return Index ****	3.84%	3.99%	12.10%	11.32%	1.39%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.38%, 0.63%, and 0.88%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2016	% of Net Assets
Equity Funds	98.1%
Other Assets and Liabilities/Cash & Cash Equivalents	1.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Balanced ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2016

The Portfolio’s performance figures* for the periods ended June 30, 2016, as compared to its benchmark:

			Five	Performance
	Six	One	Year	Since Inception**	Performance
	Months	Year	(Annualized)	(Annualized)	Since Inception***
Balanced ETF Portfolio
Class 1	4.94%	1.30%	4.85%	4.54%	N/A
Class 2	4.81%	1.14%	4.46%	4.14%	N/A
Investor Class	4.67%	N/A	N/A	N/A	0.79%
S&P 500 Total Return Index ****	3.84%	3.99%	12.10%	11.32%	1.39%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.42%, 0.67%, and 0.92%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2016	% of Net Assets
Equity Funds	50.3%
Debt Funds	47.7%
Other Assets and Liabilities/Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Conservative ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2016

The Portfolio’s performance figures* for the periods ended June 30, 2016, as compared to its benchmark:

			Five	Performance
	Six	One	Year	Since Inception**	Performance
	Months	Year	(Annualized)	(Annualized)	Since Inception***
Conservative ETF Portfolio
Class 1	4.11%	1.53%	3.69%	3.58%	N/A
Class 2	3.95%	1.23%	3.44%	3.34%	N/A
Investor Class	3.87%	N/A	N/A	N/A	1.08%
S&P 500 Total Return Index ****	3.84%	3.99%	12.10%	11.32%	1.39%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.45%, 0.70%, and 0.95%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2016	% of Net Assets
Debt Funds	67.8%
Equity Funds	30.3%
Other Assets and Liabilities/Cash & Cash Equivalents	1.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Growth ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2016

The Portfolio’s performance figures* for the periods ended June 30, 2016, as compared to its benchmark:

			Five	Performance
	Six	One	Year	Since Inception**	Performance
	Months	Year	(Annualized)	(Annualized)	Since Inception***
Growth ETF Portfolio
Class 1	5.24%	(1.35)%	7.42%	6.73%	N/A
Class 2	5.15%	(1.58)%	7.05%	6.38%	N/A
Investor Class	4.91%	N/A	N/A	N/A	(2.00)%
S&P 500 Total Return Index ****	3.84%	3.99%	12.10%	11.32%	1.39%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.42%, 0.67%, and 0.92%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2016	% of Net Assets
Equity Funds	85.2%
Debt Funds	12.8%
Other Assets and Liabilities/Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Moderate Growth ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2016

The Portfolio’s performance figures* for the periods ended June 30, 2016, as compared to its benchmark:

			Five	Performance
	Six	One	Year	Since Inception**	Performance
	Months	Year	(Annualized)	(Annualized)	Since Inception***
Moderate Growth ETF Portfolio
Class 1	5.46%	0.27%	5.15%	4.69%	N/A
Class 2	5.32%	0.16%	4.87%	4.41%	N/A
Investor Class	4.89%	N/A	N/A	N/A	(0.62)%
S&P 500 Total Return Index ****	3.84%	3.99%	12.10%	11.32%	1.39%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.42%, 0.67%, and 0.92%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2016	% of Net Assets
Equity Funds	65.3%
Debt Funds	32.8%
Other Assets and Liabilities/Cash & Cash Equivalents	1.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Managed Risk Balanced ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2016

The Portfolio’s performance figures* for the periods ended June 30, 2016, as compared to its benchmark:

			Five
	Six	One	Year	Annualized Since	Annualized Since	Since
	Months	Year	(Annualized)	Inception (6/9/11)**	Inception (5/1/12)***	Inception (7/22/15)****
Managed Risk Balanced ETF Portfolio
Class 1	3.35%	(2.03)%	3.32%	3.51%	N/A	N/A
Class 2	3.28%	(2.29)%	3.07%	3.26%	N/A	N/A
Class 3	3.16%	(2.44)%	N/A	N/A	3.08%	N/A
Class 4	3.04%	(2.64)%	N/A	N/A	2.56%	N/A
Investor Class	3.16%	N/A	N/A	N/A	N/A	(2.56)%
S&P 500 Total Return Index *****	3.84%	3.99%	12.10%	12.52%	12.51%	1.39%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.62%, 0.87%, 0.97%, 1.22%, and 1.12% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was June 9, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2016	% of Net Assets
Equity Funds	45.4%
Debt Funds	43.0%
Other Assets/Cash & Cash Equivalents	11.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Managed Risk Growth ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2016

The Portfolio’s performance figures* for the periods ended June 30, 2016, as compared to its benchmark:

			Five
	Six	One	Year	Annualized Since	Annualized Since	Since
	Months	Year	(Annualized)	Inception (4/26/11)**	Inception (5/1/12)***	Inception (7/22/15)****
Managed Risk Growth ETF Portfolio
Class 1	1.23%	(8.20)%	2.47%	2.11%	N/A	N/A
Class 2	1.15%	(8.42)%	2.23%	1.87%	N/A	N/A
Class 3	1.05%	(8.57)%	N/A	N/A	2.37%	N/A
Class 4	0.86%	(8.83)%	N/A	N/A	2.35%	N/A
Investor Class	1.12%	N/A	N/A	N/A	N/A	(8.01)%
S&P 500 Total Return Index *****	3.84%	3.99%	12.10%	11.32%	12.51%	1.39%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.61%, 0.86%, 0.96%, 1.21%, and 1.11% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2016	% of Net Assets
Equity Funds	77.2%
Debt Funds	11.6%
Other Assets/Cash & Cash Equivalents	11.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Managed Risk Moderate Growth ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2016

The Portfolio’s performance figures* for the periods ended June 30, 2016, as compared to its benchmark:

			Five
	Six	One	Year	Annualized Since	Annualized Since	Since
	Months	Year	(Annualized)	Inception (6/9/11)**	Inception (5/1/12)***	Inception (7/22/15)****
Managed Risk Moderate Growth ETF Portfolio
Class 1	1.94%	(5.62)%	3.22%	3.49%	N/A	N/A
Class 2	1.85%	(5.80)%	3.01%	3.28%	N/A	N/A
Class 3	1.76%	(5.99)%	N/A	N/A	2.99%	N/A
Class 4	1.68%	(6.13)%	N/A	N/A	2.82%	N/A
Investor Class	1.78%	N/A	N/A	N/A	N/A	(5.78)%
S&P 500 Total Return Index *****	3.84%	3.99%	12.10%	12.52%	12.51%	1.39%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.61%, 0.86%, 0.96%, 1.21%, and 1.11% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was June 9, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2016	% of Net Assets
Equity Funds	59.0%
Debt Funds	29.5%
Other Assets/Cash & Cash Equivalents	11.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
6,722	FlexShares Global Upstream Natural Resources Index Fund	$177,125
2,604	Guggenheim MSCI Global Timber	59,371
5,542	iShares Core S&P Mid-Cap ETF	827,919
7,647	iShares Core S&P Small-Cap ETF	888,658
8,051	iShares S&P 500 Growth ETF	938,586
9,505	iShares S&P 500 Value ETF	883,014
2,820	SPDR Dow Jones International Real Estate ETF	116,917
1,178	SPDR Dow Jones REIT ETF	117,129
24,660	Vanguard FTSE All-World ex-US ETF	1,056,681
1,885	Vanguard FTSE All-World ex-US Small-Cap ETF	175,475
13,793	Vanguard FTSE Emerging Markets ETF	485,789
1,055	WisdomTree Emerging Markets SmallCap Dividend Fund	40,871
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,741,997)	5,767,535

	SHORT-TERM INVESTMENT - 2.8%
	MONEY MARKET FUND - 2.8%
164,670	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.30% (a)
	(Cost - $164,670)	164,670

	TOTAL INVESTMENTS - 100.8% (Cost - $5,906,667) (b)	$5,932,205
	OTHER ASSETS AND LIABILITIES - NET - (0.8)%	(49,303)
	TOTAL NET ASSETS - 100.0%	$5,882,902

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $5,910,191 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$164,456
Unrealized depreciation:	(142,442)
Net unrealized appreciation:	$22,014

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 47.7%
16,270	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$405,774
1,585	iShares 1-3 Year Treasury Bond ETF	135,232
4,251	iShares 3-7 Year Treasury Bond ETF	541,365
2,672	iShares Floating Rate Bond ETF	135,257
4,018	iShares iBoxx $ High Yield Corporate Bond ETF	340,284
3,869	iShares iBoxx $ Investment Grade Corporate Bond ETF	474,842
7,685	PIMCO 1-5 Year U.S. TIPS Index ETF	406,075
5,897	PowerShares Senior Loan Portfolio	135,454
8,783	SPDR Barclays Short Term Corporate Bond ETF	270,341
2,515	Vanguard Mortgage-Backed Securities ETF	135,433
2,426	Vanguard Total International Bond ETF	135,128
3,623	WisdomTree Emerging Markets Local Debt Fund	135,536
		3,250,721
	EQUITY FUNDS - 50.3%
2,613	FlexShares Global Upstream Natural Resources Index Fund	68,853
3,037	Guggenheim MSCI Global Timber	69,244
1,847	iShares Core S&P Mid-Cap ETF	275,923
2,378	iShares Core S&P Small-Cap ETF	276,347
4,108	iShares S&P 500 Growth ETF	478,911
8,130	iShares S&P 500 Value ETF	755,277
4,933	SPDR Dow Jones International Real Estate ETF	204,522
2,060	SPDR Dow Jones REIT ETF	204,826
716	Vanguard Energy ETF	68,106
12,783	Vanguard FTSE All-World ex-US ETF	547,751
1,465	Vanguard FTSE All World ex-US Small-Cap ETF	136,377
7,753	Vanguard FTSE Emerging Markets ETF	273,061
672	Vanguard Materials ETF	68,833
		3,428,031
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,538,336)	6,678,752

	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
176,011	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.30% (a)
	(Cost - $176,011)	176,011

	TOTAL INVESTMENTS - 100.6% (Cost - $6,714,347) (b)	$6,854,763
	OTHER ASSETS AND LIABILITIES - NET - (0.6)%	(43,632)
	TOTAL NET ASSETS - 100.0%	$6,811,131

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $6,758,875 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$148,284
Unrealized depreciation:	(52,396)
Net unrealized appreciation:	$95,888

See accompanying notes to financial statements.

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.1%
	DEBT FUNDS - 67.8%
6,379	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$159,092
1,632	iShares 1-3 Year Treasury Bond ETF	139,242
938	iShares 3-7 Year Treasury Bond ETF	119,454
1,179	iShares Floating Rate Bond ETF	59,681
975	iShares iBoxx $ Investment Grade Corporate Bond ETF	119,662
824	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	79,796
3,013	PIMCO 1-5 Year U.S. TIPS Index ETF	159,207
786	PIMCO Enhanced Short Maturity Active ETF	79,520
5,204	PowerShares Senior Loan Portfolio	119,536
5,165	SPDR Barclays Short Term Corporate Bond ETF	158,979
1,426	Vanguard Total International Bond ETF	79,428
738	Vanguard Mortgage-Backed Securities ETF	39,741
1,065	WisdomTree Emerging Markets Local Debt Fund	39,842
		1,353,180
	EQUITY FUNDS - 30.3%
1,537	FlexShares Global Upstream Natural Resources Index Fund	40,500
543	iShares Core S&P Mid-Cap ETF	81,119
350	iShares Core S&P Small-Cap ETF	40,673
863	iShares S&P 500 Growth ETF	100,608
1,521	iShares S&P 500 Value ETF	141,301
967	SPDR Dow Jones International Real Estate ETF	40,092
404	SPDR Dow Jones REIT ETF	40,170
2,349	Vanguard FTSE All-World ex-US ETF	100,655
215	Vanguard FTSE All-World ex-US Small-Cap ETF	20,014
		605,132
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,882,629)	1,958,312

	SHORT-TERM INVESTMENT - 1.5%
	MONEY MARKET FUND - 1.5%
30,700	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.30% (a)
	(Cost - $30,700)	30,700

	TOTAL INVESTMENTS - 99.6% (Cost - $1,913,329) (b)	$1,989,012
	OTHER ASSETS AND LIABILITIES - NET - 0.4%	8,197
	TOTAL NET ASSETS - 100.0%	$1,997,209

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $1,934,729 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$54,283
Unrealized depreciation:	—
Net unrealized appreciation:	$54,283

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 12.8%
7,546	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$188,197
1,479	iShares 3-7 Year Treasury Bond ETF	188,351
4,472	iShares iBoxx $ High Yield Corporate Bond ETF	378,734
1,782	PIMCO 1-5 Year U.S. TIPS Index ETF	94,161
1,749	Vanguard Mortgage-Backed Securities ETF	94,183
7,561	WisdomTree Emerging Markets Local Debt Fund	282,857
		1,226,483
	EQUITY FUNDS - 85.2%
14,543	FlexShares Global Upstream Natural Resources Index Fund	383,208
4,226	Guggenheim MSCI Global Timber	96,353
7,065	iShares Core S&P Mid-Cap ETF	1,055,440
9,927	iShares Core S&P Small-Cap ETF	1,153,617
10,614	iShares S&P 500 Growth ETF	1,237,380
12,340	iShares S&P 500 Value ETF	1,146,386
6,864	SPDR Dow Jones International Real Estate ETF	284,581
1,911	SPDR Dow Jones REIT ETF	190,011
997	Vanguard Energy ETF	94,835
37,793	Vanguard FTSE All-World ex-US ETF	1,619,430
2,039	Vanguard FTSE All World ex-US Small-Cap ETF	189,810
14,832	Vanguard FTSE Emerging Markets ETF	522,383
935	Vanguard Materials ETF	95,772
1,222	WisdomTree Emerging Markets SmallCap Dividend Fund	47,340
		8,116,546
	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,140,965)	9,343,029

	SHORT-TERM INVESTMENT - 2.7%
	MONEY MARKET FUND - 2.7%
253,989	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.30% (a)
	(Cost - $253,989)	253,989

	TOTAL INVESTMENTS - 100.7% (Cost - $9,394,954) (b)	$9,597,018
	OTHER ASSETS AND LIABILITIES - NET - (0.7)%	(68,893)
	TOTAL NET ASSETS - 100.0%	$9,528,125

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $9,434,792 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$390,365
Unrealized depreciation:	(228,139)
Net unrealized appreciation:	$162,226

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.1%
	DEBT FUNDS - 32.8%
9,357	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$233,364
1,824	iShares 1-3 Year Treasury Bond ETF	155,624
611	iShares 3-7 Year Treasury Bond ETF	77,811
4,621	iShares iBoxx $ High Yield Corporate Bond ETF	391,352
4,450	iShares iBoxx $ Investment Grade Corporate Bond ETF	546,149
4,420	PIMCO 1-5 Year U.S. TIPS Index ETF	233,553
6,782	PowerShares Senior Loan Portfolio	155,783
12,627	SPDR Barclays Short Term Corporate Bond ETF	388,659
1,395	Vanguard Total International Bond ETF	77,701
2,892	Vanguard Mortgage-Backed Securities ETF	155,734
4,167	WisdomTree Emerging Markets Local Debt Fund	155,887
		2,571,617
	EQUITY FUNDS - 65.3%
9,017	FlexShares Global Upstream Natural Resources Index Fund	237,598
3,493	Guggenheim MSCI Global Timber	79,640
4,248	iShares Core S&P Mid-Cap ETF	634,609
5,471	iShares Core S&P Small-Cap ETF	635,785
6,750	iShares S&P 500 Growth ETF	786,915
8,501	iShares S&P 500 Value ETF	789,743
5,674	SPDR Dow Jones International Real Estate ETF	235,244
1,580	SPDR Dow Jones REIT ETF	157,099
824	Vanguard Energy ETF	78,379
22,053	Vanguard FTSE All-World ex-US ETF	944,971
1,685	Vanguard FTSE All World ex-US Small-Cap ETF	156,857
8,917	Vanguard FTSE Emerging Markets ETF	314,057
773	Vanguard Materials ETF	79,178
		5,130,075
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,514,885)	7,701,692

	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
182,029	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.30% (a)
	(Cost - $182,029)	182,029

	TOTAL INVESTMENTS - 100.4% (Cost - $7,696,914) (b)	$7,883,721
	OTHER ASSETS AND LIABILITIES - NET - (0.4)%	(29,935)
	TOTAL NET ASSETS - 100.0%	$7,853,786

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016 (Unaudited)

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $7,738,749 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$196,638
Unrealized depreciation:	(51,666)
Net unrealized appreciation:	$144,972

See accompanying notes to financial statements.

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 88.4%
	DEBT FUNDS - 43.0%
1,329,608	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$33,160,424
129,564	iShares 1-3 Year Treasury Bond ETF	11,054,400
347,435	iShares 3-7 Year Treasury Bond ETF	44,245,847
218,320	iShares Floating Rate Bond ETF	11,051,358
328,342	iShares iBoxx $ High Yield Corporate Bond ETF	27,807,284
316,191	iShares iBoxx $ Investment Grade Corporate Bond ETF	38,806,121
628,020	PIMCO 1-5 Year U.S. TIPS Index ETF	33,184,577
481,864	PowerShares Senior Loan Portfolio	11,068,416
717,706	SPDR Barclays Short Term Corporate Bond ETF	22,090,991
205,492	Vanguard Mortgage-Backed Securities ETF	11,065,744
198,218	Vanguard Total International Bond ETF	11,040,743
296,073	WisdomTree Emerging Markets Local Debt Fund	11,076,091
		265,651,996
	EQUITY FUNDS - 45.4%
213,579	FlexShares Global Upstream Natural Resources Index Fund	5,627,807
248,060	Guggenheim MSCI Global Timber	5,655,768
150,894	iShares Core S&P Mid-Cap ETF	22,542,055
194,335	iShares Core S&P Small-Cap ETF	22,583,670
335,682	iShares S&P 500 Growth ETF	39,133,807
664,372	iShares S&P 500 Value ETF	61,720,159
403,135	SPDR Dow Jones International Real Estate ETF	16,713,977
168,346	SPDR Dow Jones REIT ETF	16,738,643
58,533	Vanguard Energy ETF	5,567,659
1,044,434	Vanguard FTSE All-World ex-US ETF	44,753,997
119,735	Vanguard FTSE All-World ex-US Small-Cap ETF	11,146,131
633,614	Vanguard FTSE Emerging Markets ETF	22,315,885
54,926	Vanguard Materials ETF	5,626,070
		280,125,628
	TOTAL EXCHANGE TRADED FUNDS (Cost - $531,574,382)	545,777,624

	SHORT-TERM INVESTMENTS - 10.6%
	MONEY MARKET FUNDS - 10.3%
28,750,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.31% (a)	28,750,000
34,514,140	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.30% (a)	34,514,140
		63,264,140

Principal		Coupon (b)	Maturity
	U.S. TREASURY BILL - 0.3%
$2,000,000	United States Treasury Bill (c)	0.00%	9/22/2016	1,998,778

	TOTAL SHORT-TERM INVESTMENTS (Cost - $65,262,918)			65,262,918

	TOTAL INVESTMENTS - 99.0% (Cost - $596,837,300) (d)			$611,040,542
	OTHER ASSETS AND LIABILITIES - NET - 1.0%			6,285,345
	TOTAL NET ASSETS - 100.0%			$617,325,887

See accompanying notes to financial statements.

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016 (Unaudited)

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2016.

(b)	Represents discount rate at time of purchase.

(c)	All or a portion of this secuirty held as collateral for futures contracts.

(d)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $599,152,747 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$24,624,684
Unrealized depreciation:	(12,736,889)
Net unrealized appreciation:	$11,887,795

		Unrealized
Contracts		Depreciation

	SHORT FUTURES CONTRACTS
139	MSCI EAFE Index Mini September 2016
	(Underlying Face Amount at Value $11,225,640)	$(696,470)
208	MSCI Emerging Market Index Mini September 2016
	(Underlying Face Amount at Value $8,680,880)	(582,745)
97	Russell 2000 Index Mini September 2016
	(Underlying Face Amount at Value $11,129,780)	(572,260)
138	S&P 500 Index E-Mini September 2016
	(Underlying Face Amount at Value $14,422,725)	(664,125)
41	S&P Midcap 400 Index E-Mini September 2016
	(Underlying Face Amount at Value $6,121,300)	(348,010)

	NET UNREALIZED DEPRECIATION ON SHORT FUTURES CONTRACTS	$(2,863,610)

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 88.8%
	DEBT FUNDS - 11.6%
717,887	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$17,904,102
140,695	iShares 3-7 Year Treasury Bond ETF	17,917,508
425,481	iShares iBoxx $ High Yield Corporate Bond ETF	36,033,986
169,540	PIMCO 1-5 Year U.S. TIPS Index ETF	8,958,494
166,430	Vanguard Mortgage-Backed Securities ETF	8,962,256
719,356	WisdomTree Emerging Markets Local Debt Fund (a)	26,911,108
		116,687,454
	EQUITY FUNDS - 77.2%
1,383,997	FlexShares Global Upstream Natural Resources Index Fund	36,468,321
401,918	Guggenheim MSCI Global Timber (a)	9,163,730
672,230	iShares Core S&P Mid-Cap ETF	100,424,440
944,469	iShares Core S&P Small-Cap ETF	109,756,742
1,009,905	iShares S&P 500 Growth ETF	117,734,725
1,174,077	iShares S&P 500 Value ETF	109,071,753
653,027	SPDR Dow Jones International Real Estate ETF	27,074,499
181,789	SPDR Dow Jones REIT ETF	18,075,280
94,823	Vanguard Energy ETF	9,019,564
3,595,237	Vanguard FTSE All-World ex-US ETF	154,055,905
193,961	Vanguard FTSE All-World ex-US Small-Cap ETF	18,055,829
1,397,048	Vanguard FTSE Emerging Markets ETF	49,204,031
88,985	Vanguard Materials ETF	9,114,734
129,253	WisdomTree Emerging Markets SmallCap Dividend Fund	5,007,261
		772,226,814
	TOTAL EXCHANGE TRADED FUNDS (Cost - $853,997,125)	888,914,268

	SHORT-TERM INVESTMENTS - 9.3%
	MONEY MARKET FUNDS - 8.5%
30,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.31% (b)	30,000,000
30,000,000	Federated Prime Cash Obligations Fund to yield 0.30% (b)	30,000,000
24,750,683	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.30% (b)	24,750,683
		84,750,683

Principal		Coupon (d)	Maturity
	U.S. TREASURY BILL - 0.8%
$8,000,000	United States Treasury Bill (c)	0.00%	9/22/2016	7,995,112

	TOTAL SHORT-TERM INVESTMENTS (Cost - $92,745,795)			92,745,795

	TOTAL INVESTMENTS - 98.1% (Cost - $946,742,920) (e)			$981,660,063
	OTHER ASSETS AND LIABILITIES - NET - 1.9%			18,533,864
	TOTAL NET ASSETS - 100.0%			$1,000,193,927

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016 (Unaudited)

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Affiliated company - TOPS Managed Risk Growth ETF Portfolio holds in excess of 5% of outstanding voting securities of this exchange traded fund.

(b)	Variable rate security, the money market rate shown represents the rate at June 30, 2016.

(c)	All or a portion of this secuirty may be held as collateral for futures contracs.

(d)	Represents discount rate at time of purchase.

(e)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $952,078,991 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$64,016,058
Unrealized depreciation:	(34,434,986)
Net unrealized appreciation:	$29,581,072

		Unrealized
Contracts		Depreciation

	SHORT FUTURES CONTRACTS
937	MSCI EAFE Index Mini September 2016
	(Underlying Face Amount at Value $75,672,120)	$(4,290,839)
1,610	MSCI Emerging Market Index Mini September 2016
	(Underlying Face Amount at Value $67,193,350)	(4,153,735)
778	Russell 2000 Index Mini September 2016
	(Underlying Face Amount at Value $89,267,720)	(4,093,540)
836	S&P 500 Index E-Mini September 2016
	(Underlying Face Amount at Value $87,372,450)	(3,928,735)
382	S&P Midcap 400 Index E-Mini September 2016
	(Underlying Face Amount at Value $57,032,600)	(2,696,409)

	NET UNREALIZED DEPRECIATION ON SHORT FUTURES CONTRACTS	$(19,163,258)

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 88.5%
	DEBT FUNDS - 29.5%
1,091,204	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$27,214,628
212,666	iShares 1-3 Year Treasury Bond ETF	18,144,663
71,287	iShares 3-7 Year Treasury Bond ETF	9,078,399
538,943	iShares iBoxx $ High Yield Corporate Bond ETF	45,643,083
519,005	iShares iBoxx $ Investment Grade Corporate Bond ETF	63,697,484
515,412	PIMCO 1-5 Year U.S. TIPS Index ETF	27,234,370
790,935	PowerShares Senior Loan Portfolio	18,167,777
1,472,546	SPDR Barclays Short Term Corporate Bond ETF	45,324,966
337,297	Vanguard Mortgage-Backed Securities ETF	18,163,443
162,675	Vanguard Total International Bond ETF	9,060,998
485,976	WisdomTree Emerging Markets Local Debt Fund	18,180,362
		299,910,173
	EQUITY FUNDS - 59.0%
1,051,850	FlexShares Global Upstream Natural Resources Index Fund	27,716,247
407,215	Guggenheim MSCI Global Timber (a)	9,284,502
495,377	iShares Core S&P Mid-Cap ETF	74,004,370
637,994	iShares Core S&P Small-Cap ETF	74,141,283
787,165	iShares S&P 500 Growth ETF	91,767,696
991,411	iShares S&P 500 Value ETF	92,102,082
661,726	SPDR Dow Jones International Real Estate ETF	27,435,160
184,215	SPDR Dow Jones REIT ETF	18,316,497
96,081	Vanguard Energy ETF	9,139,225
2,571,701	Vanguard FTSE All-World ex-US ETF	110,197,388
196,540	Vanguard FTSE All-World ex-US Small-Cap ETF	18,295,909
1,040,094	Vanguard FTSE Emerging Markets ETF	36,632,111
90,162	Vanguard Materials ETF	9,235,293
		598,267,763
	TOTAL EXCHANGE TRADED FUNDS (Cost - $871,833,629)	898,177,936

	SHORT-TERM INVESTMENTS - 9.7%
	MONEY MARKET FUNDS - 9.4%
35,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.31% (b)	35,000,000
35,000,000	Federated Prime Cash Obligations Fund to yield 0.30% (b)	35,000,000
25,474,410	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.30% (b)	25,474,410
		95,474,410

Principal		Coupon (d)	Maturity
	U.S. TREASURY BILL - 0.3%
$3,000,000	United States Treasury Bill (c)	0.00%	9/22/2016	2,998,167

	TOTAL SHORT-TERM INVESTMENTS (Cost - $98,472,577)			98,472,577

	TOTAL INVESTMENTS - 98.2% (Cost - $970,306,206) (e)			$996,650,513
	OTHER ASSETS AND LIABILITIES - NET - 1.8%			17,804,371
	TOTAL NET ASSETS - 100.0%			$1,014,454,884

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016 (Unaudited)

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Affiliated company - TOPS Managed Risk Moderate Growth ETF holds in excess of 5% of outstanding voting securities of this exchange traded fund.

(b)	Variable rate security, the money market rate shown represents the rate at June 30, 2016.

(c)	All or a portion of this secuirty held as collateral for futures contracts.

(d)	Represents discount rate at time of purchase.

(e)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $974,460,820 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$50,068,802
Unrealized depreciation:	(27,879,109)
Net unrealized appreciation:	$22,189,693

		Unrealized
Contracts		Depreciation
	SHORT FUTURES CONTRACTS
530	MSCI EAFE Index Mini September 2016
	(Underlying Face Amount at Value $42,802,800)	$(2,858,620)
772	MSCI Emerging Market Index Mini September 2016
	(Underlying Face Amount at Value $32,219,420)	(2,221,850)
389	Russell 2000 Index Mini September 2016
	(Underlying Face Amount at Value $44,633,860)	(2,330,150)
466	S&P 500 Index E-Mini September 2016
	(Underlying Face Amount at Value $48,702,825)	(2,381,763)
205	S&P Midcap 400 Index E-Mini September 2016
	(Underlying Face Amount at Value $30,606,500)	(1,686,490)

	NET UNREALIZED DEPRECIATION ON SHORT FUTURES CONTRACTS	$(11,478,873)

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities
June 30, 2016 (Unaudited)

	Aggressive		Balanced		Conservative
	Growth		ETF		ETF
Assets:	ETF Portfolio		Portfolio		Portfolio
Investments in securities, at cost	$5,906,667		$6,714,347		$1,913,329
Investments in securities, at value	$5,932,205		$6,854,763		$1,989,012
Receivable for securities sold	21,655		44,930		14,287
Receivable for Portfolio shares sold	2,150		—		—
Interest receivable	27		27		8
Total Assets	5,956,037		6,899,720		2,003,307
Liabilities:
Payable for securities purchased	70,945		86,014		5,276
Accrued distribution (12b-1) fees	1,169		1,402		353
Accrued investment advisory fees	474		563		162
Payable to related parties and administrative service fees	474		563		162
Payable for Portfolio shares redeemed	73		47		145
Total Liabilities	73,135		88,589		6,098
Net Assets	$5,882,902		$6,811,131		$1,997,209

Components of Net Assets:
Paid in capital	$5,665,723		$6,484,415		$1,940,571
Undistributed net investment income	110,953		131,754		52,345
Accumulated net realized gain (loss) on investments	80,688		54,546		(71,390)
Net unrealized appreciation on investments	25,538		140,416		75,683
Net Assets	$5,882,902		$6,811,131		$1,997,209

Class 1 Shares:
Net assets	$80,827		$23,468		$259,126
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	6,751		2,045		23,259

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$11.97		$11.47	(a)	$11.14

Class 2 Shares:
Net assets	$5,802,063		$6,787,652		$1,738,072
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	488,351		611,191		157,251

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$11.88		$11.11		$11.05

Investor Class Shares:
Net assets	$12		$11		$11
Total shares of beneficial interest outstanding at end of period
($0 par value, unlimited shares authorized)	1		1		1

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.48	(a)	$11.44	(a)	$11.28	(a)

(a)	NAV does not recalculate due to rounding of shares.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Continued)
June 30, 2016 (Unaudited)

	Growth		Moderate
	ETF		Growth
Assets:	Portfolio		ETF Portfolio
Investments in securities, at cost	$9,394,954		$7,696,914
Investments in securities, at value	$9,597,018		$7,883,721
Receivable for securities sold	39,935		47,794
Receivable for Portfolio shares sold	815		—
Interest receivable	44		35
Total Assets	9,637,812		7,931,550
Liabilities:
Payable for securities purchased	106,499		75,055
Accrued distribution (12b-1) fees	1,524		1,247
Accrued investment advisory fees	768		636
Payable to related parties and administrative service fees	768		636
Payable for Portfolio shares redeemed	128		190
Total Liabilities	109,687		77,764
Net Assets	$9,528,125		$7,853,786

Components of Net Assets:
Paid in capital	$8,891,393		$7,550,756
Undistributed net investment income	213,017		142,923
Accumulated net realized gain (loss) on investments	221,651		(26,700)
Net unrealized appreciation on investments	202,064		186,807
Net Assets	$9,528,125		$7,853,786

Class 1 Shares:
Net assets	$1,928,435		$1,689,981
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	150,033		159,206

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.85		$10.62

Class 2 Shares:
Net assets	$7,599,677		$6,163,794
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	599,751		599,141

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.67		$10.29

Investor Class Shares:
Net assets	$13		$11
Total shares of beneficial interest outstanding at end of period
($0 par value, unlimited shares authorized)	1		1

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$13.24	(a)	$11.15	(a)

(a)	NAV does not recalculate due to rounding of shares.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities
June 30, 2016 (Unaudited)

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
Assets:	ETF Portfolio	ETF Portfolio	ETF Portfolio
Affiliated Investments in securities, at cost	$—	$41,404,180	$9,734,949
Unaffiliated Investments in securities, at cost	596,837,300	905,338,740	960,571,257
Total Investments in securities, at cost	596,837,300	946,742,920	970,306,206
Affiliated Investments in securities, at value	$—	$36,074,838	$9,284,502
Unaffiliated Investments in securities, at value	611,040,542	945,585,225	987,366,011
Total Investments in securities, at value	611,040,542	981,660,063	996,650,513
Receivable for securities sold	6,736,914	13,526,295	13,753,803
Deposits with Broker	5,256,558	26,963,076	18,015,631
Receivable for Portfolio shares sold	358,103	775,301	1,371,424
Interest receivable	14,157	18,875	20,610
Total Assets	623,406,274	1,022,943,610	1,029,811,981
Liabilities:
Unrealized depreciation on futures contracts	2,863,610	19,163,258	11,478,873
Payable for securities purchased	2,749,684	2,223,043	2,789,472
Accrued investment advisory fees	152,319	250,564	251,769
Accrued distribution (12b-1) fees	136,713	219,099	225,094
Payable for Portfolio shares redeemed	127,289	810,198	527,967
Payable to related parties and administrative service fees	50,772	83,521	83,922
Total Liabilities	6,080,387	22,749,683	15,357,097
Net Assets	$617,325,887	$1,000,193,927	$1,014,454,884
Components of Net Assets:
Paid in capital	$599,896,985	$981,856,420	$1,003,682,809
Undistributed net investment income	11,383,066	22,974,946	21,648,549
Accumulated net realized loss on investments and futures contracts	(5,293,796)	(20,391,324)	(25,741,908)
Net unrealized appreciation on investments and futures contracts	11,339,632	15,753,885	14,865,434
Net Assets	$617,325,887	$1,000,193,927	$1,014,454,884

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities (Continued)
June 30, 2016 (Unaudited)

	Managed Risk		Managed Risk		Managed Risk
	Balanced		Growth		Moderate Growth
	ETF Portfolio		ETF Portfolio		ETF Portfolio

Class 1 Shares:
Net assets	$937,237		$30,916,027		$1,596,518
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	84,392		2,900,636		144,484

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$11.11		$10.66		$11.05

Class 2 Shares:
Net assets	$523,891,076		$792,991,914		$844,656,270
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	47,498,942		74,911,230		76,854,092

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$11.03		$10.59		$10.99

Class 3 Shares:
Net assets	$80,533,502		$166,267,762		$159,285,149
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	7,260,541		15,764,366		14,514,192

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$11.09		$10.55		$10.97

Class 4 Shares:
Net assets	$11,964,061		$10,018,213		$8,916,936
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	1,101,470		949,298		818,983

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$10.86		$10.55		$10.89

Investor Class Shares:
Net assets	$11		$11		$11
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	1		1		1

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$11.44	(a)	$10.80	(a)	$11.41	(a)

(a)	NAV does not recalculate due to rounding of shares.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations
For the Six Months Ended June 30, 2016 (Unaudited)

	Aggressive	Balanced	Conservative
	Growth	ETF	ETF
	ETF Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$55,738	$64,180	$21,186
Interest income	212	249	117
Total Investment Income	55,950	64,429	21,303
Expenses:
Investment advisory fees	2,590	3,156	1,264
Distribution fees (12b-1) - Class 2 Shares	6,379	7,863	2,843
Related parties and administrative service fees	2,590	3,156	1,264
Total Expenses	11,559	14,175	5,371
Net Investment Income	44,391	50,254	15,932
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	17,728	41,111	(47,499)
Net change in unrealized appreciation on investments	201,106	265,279	152,594
Net Realized and Unrealized Gain on Investments	218,834	306,390	105,095
Net Increase in Net Assets Resulting from Operations	$263,225	$356,644	$121,027

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations (Continued)
For the Six Months Ended June 30, 2016 (Unaudited)

	Growth	Moderate
	ETF	Growth
	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$97,070	$78,751
Interest income	340	317
Total Investment Income	97,410	79,068
Expenses:
Investment advisory fees	4,310	3,567
Distribution fees (12b-1) - Class 2 Shares	8,498	6,913
Related parties and administrative service fees	4,310	3,567
Total Expenses	17,118	14,047
Net Investment Income	80,292	65,021
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	33,491	(56,704)
Net change in unrealized appreciation on investments	355,876	406,449
Net Realized and Unrealized Gain on Investments	389,367	349,745
Net Increase in Net Assets Resulting from Operations	$469,659	$414,766

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Operations
For the Six Months Ended June 30, 2016 (Unaudited)

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investment Income:
Dividend income - Affiliated investments	$—	$692,261	$—
Dividend income - Unaffiliated investments	5,369,978	9,374,503	9,776,277
Interest income	112,261	172,866	178,244
Total Investment Income	5,482,239	10,239,630	9,954,521
Expenses:
Investment advisory fees	912,002	1,539,170	1,512,069
Distribution fees (12b-1) - Class 2 Shares	652,328	1,023,460	1,062,184
Distribution fees (12b-1) - Class 3 Shares	127,804	289,906	257,760
Distribution fees (12b-1) - Class 4 Shares	36,594	30,466	26,586
Related parties and administrative service fees	304,000	513,057	504,023
Total Expenses	2,032,728	3,396,059	3,362,622
Net Investment Income	3,449,511	6,843,571	6,591,899
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Affiliated Investments	—	(2,384,084)	(99,668)
Unaffiliated Investments	1,883,336	14,838,753	3,388,871
Futures contracts	(4,471,429)	(18,268,708)	(17,349,288)
	(2,588,093)	(5,814,039)	(14,060,085)
Net change in unrealized appreciation (depreciation) on:
Affiliated Investments	—	4,715,238	(450,447)
Unaffiliated Investments	21,139,713	24,712,885	37,016,666
Futures contracts	(2,493,523)	(19,092,013)	(10,799,147)
	18,646,190	10,336,110	25,767,072
Net Realized and Unrealized Gain on Investments and Futures Contracts	16,058,097	4,522,071	11,706,987
Net Increase in Net Assets Resulting from Operations	$19,507,608	$11,365,642	$18,298,886

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2016	Year Ended	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015	(Unaudited)	December 31, 2015

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$44,391	$66,580	$50,254	$81,550
Net realized gain on investments	17,728	64,117	41,111	43,874
Net change in unrealized appreciation (depreciation) on investments	201,106	(303,806)	265,279	(279,527)
Net increase (decrease) in net assets resulting from operations	263,225	(173,109)	356,644	(154,103)
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(911)	—	(338)
Class 2	—	(41,050)	—	(67,412)
Net Realized Gains:
Class 1	—	(3,040)	—	(364)
Class 2	—	(155,342)	—	(82,879)

Total distributions to shareholders	—	(200,343)	—	(150,993)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	—	—	—	—
Class 2	2,448,994	2,257,945	3,624,604	2,002,767
Investor	—	13	—	11
Reinvestment of distributions
Class 1	—	3,951	—	702
Class 2	—	196,392	—	150,291
Cost of shares redeemed
Class 1	(72)	(3,261)	—	—
Class 2	(1,625,118)	(354,958)	(2,366,925)	(881,020)
Net increase in net assets from share transactions of beneficial interest	823,804	2,100,082	1,257,679	1,272,751
Total increase in net assets	1,087,029	1,726,630	1,614,323	967,655

Net Assets:
Beginning of period	4,795,873	3,069,243	5,196,808	4,229,153
End of period	$5,882,902	$4,795,873	$6,811,131	$5,196,808
Undistributed net investment income at end of period	$110,953	$66,562	$131,754	$81,500

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2016	Year Ended	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015	(Unaudited)	December 31, 2015
SHARE ACTIVITY
Class 1
Shares Sold	—	—	—	—
Shares Reinvested	—	365	—	65
Shares Redeemed	(6)	(251)	—	—
Net increase (decrease) in shares of beneficial interest outstanding	(6)	114	—	65

Class 2
Shares Sold	210,344	186,000	337,584	180,591
Shares Reinvested	—	18,235	—	14,563
Shares Redeemed	(137,525)	(28,470)	(214,742)	(81,443)
Net increase in shares of beneficial interest outstanding	72,819	175,765	122,842	113,711

Investor Class
Shares Sold	—	1	—	1
Net increase in shares of beneficial interest outstanding	—	1	—	1

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Growth ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2016	Year Ended	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015	(Unaudited)	December 31, 2015

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$15,932	$36,446	$80,292	$132,740
Net realized gain (loss) on investments	(47,499)	(22,912)	33,491	193,544
Net change in unrealized appreciation (depreciation) on investments	152,594	(59,831)	355,876	(679,554)
Net increase (decrease) in net assets resulting from operations	121,027	(46,297)	469,659	(353,270)
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(2,774)	—	(13,524)
Class 2	—	(30,318)	—	(86,806)
Net Realized Gains:
Class 1	—	(1,300)	—	(24,590)
Class 2	—	(16,469)	—	(178,406)

Total distributions to shareholders	—	(50,861)	—	(303,326)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	—	310,444	—	1,143,431
Class 2	1,274,516	793,329	3,299,591	3,498,929
Investor	—	11	—	14
Reinvestment of distributions
Class 1	—	4,074	—	38,114
Class 2	—	46,787	—	265,212
Cost of shares redeemed
Class 1	(2,189)	(126,909)	(527)	(120,884)
Class 2	(2,121,980)	(757,283)	(2,562,246)	(1,522,522)
Net increase (decrease) in net assets from share transactions of beneficial interest	(849,653)	270,453	736,818	3,302,294
Total increase (decrease) in net assets	(728,626)	173,295	1,206,477	2,645,698

Net Assets:
Beginning of period	2,725,835	2,552,540	8,321,648	5,675,950
End of period	$1,997,209	$2,725,835	$9,528,125	$8,321,648
Undistributed net investment income at end of period	$52,345	$36,413	$213,017	$132,725

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Growth ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2016	Year Ended	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015	(Unaudited)	December 31, 2015
SHARE ACTIVITY
Class 1
Shares Sold	—	29,090	—	92,299
Shares Reinvested	—	386	—	3,269
Shares Redeemed	(199)	(11,715)	(43)	(9,661)
Net increase (decrease) in shares of beneficial interest outstanding	(199)	17,761	(43)	85,907

Class 2
Shares Sold	120,999	71,701	263,375	265,267
Shares Reinvested	—	4,460	—	23,022
Shares Redeemed	(196,613)	(67,812)	(202,312)	(114,049)
Net increase (decrease) in shares of beneficial interest outstanding	(75,614)	8,349	61,063	174,240

Investor Class
Shares Sold	—	1	—	1
Net increase in shares of beneficial interest outstanding	—	1	—	1

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$65,021	$77,918
Net realized gain (loss) on investments	(56,704)	42,179
Net change in unrealized appreciation (depreciation) on investments	406,449	(281,927)
Net increase (decrease) in net assets resulting from operations	414,766	(161,830)
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	—
Class 2	—	(69,994)
Net Realized Gains:
Class 1	—	(1)
Class 2	—	(258,854)

Total distributions to shareholders	—	(328,849)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	—	1,608,578
Class 2	2,013,549	3,110,925
Investor	—	11
Reinvestment of distributions
Class 1	—	1
Class 2	—	328,848
Cost of shares redeemed
Class 1	(510)	(130,823)
Class 2	(1,074,657)	(820,333)
Net increase in net assets from share transactions of beneficial interest	938,382	4,097,207
Total increase in net assets	1,353,148	3,606,528

Net Assets:
Beginning of period	6,500,638	2,894,110
End of period	$7,853,786	$6,500,638
Undistributed net investment income at end of period	$142,923	$77,902

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
SHARE ACTIVITY
Class 1
Shares Sold	—	159,262
Shares Reinvested	—	0 (a)
Shares Redeemed	(50)	(11,629)
Net increase (decrease) in shares of beneficial interest outstanding	(50)	147,633

Class 2
Shares Sold	205,007	292,511
Shares Reinvested	—	34,762
Shares Redeemed	(107,036)	(76,489)
Net increase in shares of beneficial interest outstanding	97,971	250,784

Investor Class
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

(a)	Represents less than 1 share because of rounding.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$3,449,511	$7,950,825
Net realized loss on investments and futures contracts	(2,588,093)	(840,934)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	18,646,190	(37,441,206)
Net increase (decrease) in net assets resulting from operations	19,507,608	(30,331,315)
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(13,859)
Class 2	—	(7,343,697)
Class 3	—	(770,986)
Class 4	—	(148,863)
Net Realized Gains:
Class 1	—	(22,003)
Class 2	—	(13,882,254)
Class 3	—	(1,540,266)
Class 4	—	(314,087)
Total distributions to shareholders	—	(24,036,015)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	—	119,997
Class 2	32,847,470	81,033,046
Class 3	14,137,657	25,670,823
Class 4	139,994	2,473,098
Investor Class	—	12
Reinvestment of distributions
Class 1	—	35,862
Class 2	—	21,225,951
Class 3	—	2,311,252
Class 4	—	462,950
Cost of shares redeemed
Class 1	(1,817)	(4,461,228)
Class 2	(56,694,365)	(116,286,812)
Class 3	(3,757,946)	(13,599,292)
Class 4	(1,117,387)	(554,523)
Net decrease in net assets from share transactions of beneficial interest	(14,446,394)	(1,568,864)
Total increase (decrease) in net assets	5,061,214	(55,936,194)
Net Assets:
Beginning of period	612,264,673	668,200,867
End of period	$617,325,887	$612,264,673
Undistributed net investment income at end of period	$11,383,066	$7,933,555

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
SHARE ACTIVITY
Class 1
Shares Sold	—	10,092
Shares Reinvested	—	3,370
Shares Redeemed	(167)	(378,269)
Net decrease in shares of beneficial interest outstanding	(167)	(364,807)

Class 2
Shares Sold	3,040,941	7,006,710
Shares Reinvested	—	2,004,339
Shares Redeemed	(5,244,046)	(10,340,860)
Net decrease in shares of beneficial interest outstanding	(2,203,105)	(1,329,811)

Class 3
Shares Sold	1,304,780	2,266,357
Shares Reinvested	—	216,815
Shares Redeemed	(344,542)	(1,199,973)
Net increase in shares of beneficial interest outstanding	960,238	1,283,199

Class 4
Shares Sold	13,561	212,855
Shares Reinvested	—	44,260
Shares Redeemed	(104,643)	(49,444)
Net increase (decrease) in shares of beneficial interest outstanding	(91,082)	207,671

Investor Class
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$6,843,571	$16,138,017
Net realized loss on investments and futures contracts	(5,814,039)	(14,127,805)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	10,336,110	(113,170,978)
Net increase (decrease) in net assets resulting from operations	11,365,642	(111,160,766)
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(644,363)
Class 2	—	(13,861,753)
Class 3	—	(2,400,680)
Class 4	—	(161,162)
Net Realized Gains:
Class 1	—	(167,032)
Class 2	—	(4,220,265)
Class 3	—	(802,371)
Class 4	—	(51,584)
Total distributions to shareholders	—	(22,309,210)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	—	2,218,924
Class 2	31,298,231	124,618,852
Class 3	8,337,881	25,175,650
Class 4	14,236	5,232,704
Investor Class	—	12
Reinvestment of distributions
Class 1	—	811,395
Class 2	—	18,082,018
Class 3	—	3,203,051
Class 4	—	212,746
Cost of shares redeemed
Class 1	(1,512,270)	(5,761,102)
Class 2	(94,729,986)	(217,287,490)
Class 3	(12,094,214)	(46,797,883)
Class 4	(893,341)	(722,179)
Net decrease in net assets from share transactions of beneficial interest	(69,579,463)	(91,013,302)
Total decrease in net assets	(58,213,821)	(224,483,278)
Net Assets:
Beginning of period	1,058,407,748	1,282,891,026
End of period	$1,000,193,927	$1,058,407,748
Undistributed net investment income at end of period	$22,974,946	$16,131,375

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
SHARE ACTIVITY
Class 1
Shares Sold	—	188,207
Shares Reinvested	—	77,349
Shares Redeemed	(141,499)	(526,753)
Net decrease in shares of beneficial interest outstanding	(141,499)	(261,197)

Class 2
Shares Sold	2,980,318	10,753,961
Shares Reinvested	—	1,731,994
Shares Redeemed	(8,982,659)	(19,128,824)
Net decrease in shares of beneficial interest outstanding	(6,002,341)	(6,642,869)

Class 3
Shares Sold	797,702	2,250,700
Shares Reinvested	—	307,690
Shares Redeemed	(1,157,680)	(4,091,846)
Net decrease in shares of beneficial interest outstanding	(359,978)	(1,533,456)

Class 4
Shares Sold	1,363	440,077
Shares Reinvested	—	20,378
Shares Redeemed	(87,682)	(62,688)
Net increase (decrease) in shares of beneficial interest outstanding	(86,319)	397,767

Investor Class
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$6,591,899	$15,064,889
Net realized loss on investments and futures contracts	(14,060,085)	(9,064,944)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	25,767,072	(78,555,119)
Net increase (decrease) in net assets resulting from operations	18,298,886	(72,555,174)
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(49,334)
Class 2	—	(13,113,156)
Class 3	—	(1,716,280)
Class 4	—	(126,844)
Net Realized Gains:
Class 1	—	(68,035)
Class 2	—	(21,172,026)
Class 3	—	(2,982,616)
Class 4	—	(222,995)
Total distributions to shareholders	—	(39,451,286)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	—	1
Class 2	29,176,767	145,906,932
Class 3	26,413,031	47,039,661
Class 4	26,625	1,853,851
Investor Class	—	12
Reinvestment of distributions
Class 1	—	117,369
Class 2	—	34,285,182
Class 3	—	4,698,896
Class 4	—	349,839
Cost of shares redeemed
Class 1	(1,373,760)	(3,198,660)
Class 2	(75,399,049)	(179,454,582)
Class 3	(7,890,796)	(31,070,771)
Class 4	(252,322)	(1,678,088)
Net increase (decrease) in net assets from share transactions of beneficial interest	(29,299,504)	18,849,642
Total decrease in net assets	(11,000,618)	(93,156,818)
Net Assets:
Beginning of period	1,025,455,502	1,118,612,320
End of period	$1,014,454,884	$1,025,455,502
Undistributed net investment income at end of period	$21,648,549	$15,056,650

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
SHARE ACTIVITY
Class 1
Shares Sold	—	0 (a)
Shares Reinvested	—	10,898
Shares Redeemed	(127,264)	(262,250)
Net decrease in shares of beneficial interest outstanding	(127,264)	(251,352)

Class 2
Shares Sold	2,685,974	12,186,072
Shares Reinvested	—	3,195,264
Shares Redeemed	(6,955,985)	(15,470,077)
Net decrease in shares of beneficial interest outstanding	(4,270,011)	(88,741)

Class 3
Shares Sold	2,445,915	4,064,429
Shares Reinvested	—	437,921
Shares Redeemed	(728,801)	(2,649,096)
Net increase in shares of beneficial interest outstanding	1,717,114	1,853,254

Class 4
Shares Sold	2,526	154,696
Shares Reinvested	—	32,818
Shares Redeemed	(23,463)	(146,079)
Net increase (decrease) in shares of beneficial interest outstanding	(20,937)	41,435

Investor Class
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

(a)	Represents less than one share

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.43		$12.52	$12.32	$10.05	$8.67	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.11		0.23	0.24	0.34	0.06	0.14
Net realized and unrealized gain (loss) on investments	0.43		(0.70)	0.38	2.04	1.32	(1.47)
Total income (loss) from investment operations	0.54		(0.47)	0.62	2.38	1.38	(1.33)
Less distributions from:
Net investment income	—		(0.14)	(0.13)	(0.09)	—	—
Net realized gain	—		(0.48)	(0.29)	(0.02)	—	—
Total distributions from net investment income and net realized gains	—		(0.62)	(0.42)	(0.11)	—	—
Net asset value, end of period	$11.97		$11.43	$12.52	$12.32	$10.05	$8.67
Total return (d)	4.72%		(3.50)%	5.10%	23.68%	15.92%	(13.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$81		$77	$83	$74	$10 (h)	$35
Ratio of expenses to average net assets (e)	0.20	% (f)	0.20%	0.20%	0.20%	0.20%	0.20	% (f)
Ratio of net investment income to average net assets (c) (e)	1.87	% (f)	1.87%	1.92%	2.83%	0.69%	2.34	% (f)
Portfolio turnover rate	13	% (g)	11%	36%	32%	32%	7	% (g)

(a)	The Aggressive Growth ETF Portfolio Class 1 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.36		$12.45	$12.27	$10.09	$8.66	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.10		0.22	0.23	0.19	0.36	0.35
Net realized and unrealized gain (loss) on investments	0.42		(0.70)	0.36	2.09	1.08	(1.69)
Total income (loss) from investment operations	0.52		(0.48)	0.59	2.28	1.44	(1.34)
Less distributions from:
Net investment income	—		(0.13)	(0.12)	(0.08)	(0.01)	—
Net realized gain	—		(0.48)	(0.29)	(0.02)	—	—
Total distributions from net investment income and net realized gains	—		(0.61)	(0.41)	(0.10)	(0.01)	—
Net asset value, end of period	$11.88		$11.36	$12.45	$12.27	$10.09	$8.66
Total return (d)	4.58%		(3.66)%	4.81%	22.63%	16.64%	(13.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$5,802		$4,719	$2,986	$1,716	$808	$16
Ratio of expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%	0.45%	0.45%	0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.71	% (f)	1.79%	1.83%	1.68%	3.66%	5.93	% (f)
Portfolio turnover rate	13	% (g)	11%	36%	32%	32%	7	% (g)

(a)	The Aggressive Growth ETF Portfolio Class 2 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2016		Period Ended
	(Unaudited)		December 31, 2015(a)

Net asset value, beginning of period	$11.96		$12.83
Income (loss) from investment operations:
Net investment income (b) (c)	0.11		0.22
Net realized and unrealized gain (loss) on investments	0.41		(1.09)
Total gain (loss) from investment operations	0.52		(0.87)
Net asset value, end of period	$12.48		$11.96
Total return (d)	4.35%		(6.78)%
Ratios and Supplemental Data:
Net assets, end of period	$12	(h)	$12	(h)
Ratio of expenses to average net assets (e)	0.70	% (f)	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.46	% (f)	1.54	% (f)
Portfolio turnover rate	13	% (g)	11	% (g)

(a)	The Aggressive Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012		December 31, 2011(a)

Net asset value, beginning of period	$10.93		$11.57	$11.72	$10.76	$9.57		$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.10		0.21	0.25	0.16	0.38		0.24
Net realized and unrealized gain (loss) on investments	0.44		(0.50)	0.30	0.80	0.81		(0.67)
Total income (loss) from investment operations	0.54		(0.29)	0.55	0.96	1.19		(0.43)
Less distributions from:
Net investment income	—		(0.17)	(0.21)	—	(0.00	) (i)	—
Net realized gain	—		(0.18)	(0.49)	—	—		—
Total distributions from net investment income and net realized gains	—		(0.35)	(0.70)	—	(0.00	) (i)	—
Net asset value, end of period	$11.47		$10.93	$11.57	$11.72	$10.76		$9.57
Total return (d)	4.94%		(2.38)%	4.76%	8.92%	12.48%		(4.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$23		$22	$23	$12 (e)	$1,806		$38
Ratio of expenses to average net assets (f)	0.20	% (g)	0.20%	0.20%	0.20%	0.20%		0.20	% (g)
Ratio of net investment income to average net assets (c) (f)	1.79	% (g)	1.87%	2.09%	1.47%	3.62%		3.66	% (g)
Portfolio turnover rate	29	% (h)	18%	21%	494%	117%		16	% (h)

(a)	The Balanced ETF Portfolio Class 1 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

(i)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012		December 31, 2011(a)

Net asset value, beginning of period	$10.60		$11.23	$11.51	$10.69	$9.56		$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.08		0.19	0.20	0.20	0.30		0.67
Net realized and unrealized gain (loss) on investments	0.43		(0.49)	0.20	0.77	0.83		(1.11)
Total income (loss) from investment operations	0.51		(0.30)	0.40	0.97	1.13		(0.44)
Less distributions from:
Net investment income	—		(0.15)	(0.19)	(0.15)	(0.00	) (h)	—
Net realized gain	—		(0.18)	(0.49)	—	—		—
Total distributions from net investment income and net realized gains	—		(0.33)	(0.68)	(0.15)	(0.00	) (h)	—
Net asset value, end of period	$11.11		$10.60	$11.23	$11.51	$10.69		$9.56
Total return (d)	4.81%		(2.56)%	3.54%	9.10%	11.86%		(4.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$6,788		$5,174	$4,206	$3,622	$1,450		$46
Ratio of expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%	0.45%	0.45%		0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.59	% (f)	1.69%	1.74%	1.80%	2.82%		10.25	% (f)
Portfolio turnover rate	29	% (g)	18%	21%	494%	117%		16	% (g)

(a)	The Balanced ETF Portfolio Class 2 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2016		Period Ended
	(Unaudited)		December 31, 2015(a)

Net asset value, beginning of period	$10.93		$11.35
Income (loss) from investment operations:
Net investment income (b) (c)	0.12		0.07
Net realized and unrealized gain (loss) on investments	0.39		(0.49)
Total gain (loss) from investment operations	0.51		(0.42)
Net asset value, end of period	$11.44		$10.93
Total return (d)	4.67%		(3.70)%
Ratios and Supplemental Data:
Net assets, end of period	$11	(h)	$11	(h)
Ratio of expenses to average net assets (e)	0.70	% (f)	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.34	% (f)	1.44	% (f)
Portfolio turnover rate	29	% (g)	18	% (g)

(a)	The Balanced ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$10.70		$11.15	$11.07	$10.91	$9.91	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.19	0.21	0.20	0.23	0.24
Net realized and unrealized gain (loss) on investments	0.35		(0.39)	0.05 (h)	0.32	0.80	(0.33)
Total income (loss) from investment operations	0.44		(0.20)	0.26	0.52	1.03	(0.09)
Less distributions from:
Net investment income	—		(0.17)	(0.05)	(0.22)	(0.03)	—
Net realized gain	—		(0.08)	(0.13)	(0.14)	—	—
Total distributions from net investment income and net realized gains	—		(0.25)	(0.18)	(0.36)	(0.03)	—
Net asset value, end of period	$11.14		$10.70	$11.15	$11.07	$10.91	$9.91
Total return (d)	4.11%		(1.78)%	2.37%	4.81%	10.35%	(0.90)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$259		$251	$64	$66	$48	$40
Ratio of expenses to average net assets (e)	0.20	% (f)	0.20%	0.20%	0.20%	0.20%	0.20	% (f)
Ratio of net investment income to average net assets (c) (e)	1.62	% (f)	1.75%	1.87%	1.81%	2.15%	3.54	% (f)
Portfolio turnover rate	52	% (g)	31%	27%	166%	107%	52	% (g)

(a)	The Conservative ETF Portfolio Class 1 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	The amount of net gain (loss) on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$10.63		$11.09	$11.03	$10.88	$9.90	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.06		0.16	0.18	0.16	0.30	0.26
Net realized and unrealized gain (loss) on investments	0.36		(0.39)	0.06 (h)	0.33	0.71	(0.36)
Total income (loss) from investment operations	0.42		(0.23)	0.24	0.49	1.01	(0.10)
Less distributions from:
Net investment income	—		(0.15)	(0.05)	(0.20)	(0.03)	—
Net realized gain	—		(0.08)	(0.13)	(0.14)	—	—
Total distributions from net investment income and net realized gains	—		(0.23)	(0.18)	(0.34)	(0.03)	—
Net asset value, end of period	$11.05		$10.63	$11.09	$11.03	$10.88	$9.90
Total return (d)	3.95%		(2.09)%	2.12%	4.57%	10.16%	(1.00)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$1,738		$2,475	$2,489	$583	$652	$15
Ratio of expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%	0.45%	0.45%	0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.22	% (f)	1.42%	1.62%	1.41%	2.76%	3.73	% (f)
Portfolio turnover rate	52	% (g)	31%	27%	166%	107%	52	% (g)

(a)	The Conservative ETF Portfolio Class 2 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	The amount of net gain (loss) on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2016		Period Ended
	(Unaudited)		December 31, 2015(a)

Net asset value, beginning of period	$10.86		$11.16
Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.06
Net realized and unrealized gain (loss) on investments	0.33		(0.36)
Total gain (loss) from investment operations	0.42		(0.30)
Net asset value, end of period	$11.28		$10.86
Total return (d)	3.87		(2.69)%
Ratios and Supplemental Data:
Net assets, end of period	$11	(h)	$11	(h)
Ratio of expenses to average net assets (e)	0.70	% (f)	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	0.97	% (f)	1.17	% (f)
Portfolio turnover rate	52	% (g)	31	% (g)

(a)	The Conservative ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$12.21		$13.38	$13.19	$11.17		$9.64	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.12		0.33	0.28	0.25		0.26	0.24
Net realized and unrealized gain (loss) on investments	0.52		(0.91)	0.24	1.88		1.31	(1.34)
Total income (loss) from investment operations	0.64		(0.58)	0.52	2.13		1.57	(1.10)
Less distributions from:
Net investment income	—		(0.21)	(0.19)	(0.11)		(0.01)	—
Net realized gain	—		(0.38)	(0.14)	(0.00	) (d)	(0.03)	—
Total distributions from net investment income and net realized gains	—		(0.59)	(0.33)	(0.11)		(0.04)	—
Payments by affiliates	—		—	—	—		—	0.74
Net asset value, end of period	$12.85		$12.21	$13.38	$13.19		$11.17	$9.64
Total return (e)	5.24%		(4.09)%	3.94%	19.14%		16.31%	(3.60	)% (i)
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$1,928		$1,832	$859	$824		$371	$144
Ratio of expenses to average net assets (f)	0.20	% (g)	0.20%	0.20%	0.20%		0.20%	0.20	% (g)
Ratio of net investment income to average net assets (c) (f)	2.02	% (g)	2.47%	2.06%	2.03%		2.50%	3.86	% (g)
Portfolio turnover rate	9	% (h)	21%	21%	23%		13%	180	% (h)

(a)	The Growth ETF Portfolio Class 1 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Amount represents less than $0.01 per share.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

(i)	For the period ended December 31, 2011, 4.19% of the total return of Class 1 consisted of a voluntary reimbursement by the Advisor for a net realized loss on a trading error. Excluding this item, total return would have been (7.79)% for Class 1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$12.05		$13.22	$13.05	$11.07		$9.58	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.11		0.25	0.24	0.23		0.42	0.46
Net realized and unrealized gain (loss) on investments	0.51		(0.85)	0.24	1.85		1.11	(1.09)
Total income (loss) from investment operations	0.62		(0.60)	0.48	2.08		1.53	(0.63)
Less distributions from:
Net investment income	—		(0.19)	(0.17)	(0.10)		(0.01)	—
Net realized gain	—		(0.38)	(0.14)	(0.00	) (d)	(0.03)	—
Total distributions from net investment income and net realized gains	—		(0.57)	(0.31)	(0.10)		(0.04)	—
Payments by affiliates	—		—	—	—		—	0.21
Net asset value, end of period	$12.67		$12.05	$13.22	$13.05		$11.07	$9.58
Total return (e)	5.15%		(4.34)%	3.66%	18.89%		15.99%	(4.20	)% (i)
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$7,600		$6,490	$4,817	$4,108		$2,026	$44
Ratio of expenses to average net assets (f)	0.45	% (g)	0.45%	0.45%	0.45%		0.45%	0.45	% (g)
Ratio of net investment income to average net assets (c) (f)	1.82	% (g)	1.91%	1.83%	1.90%		3.86%	7.02	% (g)
Portfolio turnover rate	9	% (h)	21%	21%	23%		13%	180	% (h)

(a)	The Growth ETF Portfolio Class 2 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Amount represents less than $0.01 per share.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

(i)	For the period ended December 31, 2011, 0.50% of the total return of Class 2 consisted of a voluntary reimbursement by the Advisor for a net realized loss on a trading error. Excluding this item, total return would have been (4.70)% for Class 2.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2016		Period Ended
	(Unaudited)		December 31, 2015(a)

Net asset value, beginning of period	$12.62		$13.51
Income (loss) from investment operations:
Net investment income (b) (c)	0.13		0.25	(h)
Net realized and unrealized gain (loss) on investments	0.49		(1.14)
Total gain (loss) from investment operations	0.62		(0.89)
Net asset value, end of period	$13.24		$12.62
Total return (d)	4.91%		(6.59)%
Ratios and Supplemental Data:
Net assets, end of period	$13	(h)	$13	(h)
Ratio of expenses to average net assets (e)	0.70	% (f)	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.57	% (f)	1.66	% (f)
Portfolio turnover rate	9	% (g)	21	% (g)

(a)	The Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$10.07		$11.12	$11.75	$10.52	$9.16	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.10		0.22	0.22	0.27	0.29	0.56
Net realized and unrealized gain (loss) on investments	0.45		(0.59)	0.22	1.12	1.10	(1.40)
Total income (loss) from investment operations	0.55		(0.37)	0.44	1.39	1.39	(0.84)
Less distributions from:
Net investment income	—		—	(0.28)	(0.12)	(0.03)	—
Net realized gain	—		(0.68)	(0.79)	(0.04)	—	—
Total distributions from net investment income and net realized gains	—		(0.68)	(1.07)	(0.16)	(0.03)	—
Net asset value, end of period	$10.62		$10.07	$11.12	$11.75	$10.52	$9.16
Total return (d)	5.46%		(3.13)%	3.83%	13.25%	15.20%	(8.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$1,690		$1,604	$129	$2,002	$936	$499
Ratio of expenses to average net assets (e)	0.20	% (f)	0.20%	0.20%	0.20%	0.20%	0.20	% (f)
Ratio of net investment income to average net assets (c) (e)	1.98	% (f)	2.53%	1.83%	2.43%	2.93%	8.56	% (f)
Portfolio turnover rate	10	% (g)	37%	46%	80%	21%	9	% (g)

(a)	The Moderate Growth ETF Portfolio Class 1 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$9.77		$11.04	$11.69	$10.48	$9.15	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.21	0.22	0.21	0.36	0.60
Net realized and unrealized gain (loss) on investments	0.43		(0.62)	0.18	1.15	1.00	(1.45)
Total income (loss) from investment operations	0.52		(0.41)	0.40	1.36	1.36	(0.85)
Less distributions from:
Net investment income	—		(0.18)	(0.26)	(0.11)	(0.03)	—
Net realized gain	—		(0.68)	(0.79)	(0.04)	—	—
Total distributions from net investment income and net realized gains	—		(0.86)	(1.05)	(0.15)	(0.03)	—
Net asset value, end of period	$10.29		$9.77	$11.04	$11.69	$10.48	$9.15
Total return (d)	5.32%		(3.43)%	3.48%	13.02%	14.89%	(8.50)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$6,164		$4,897	$2,765	$2,240	$1,645	$14
Ratio of expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%	0.45%	0.45%	0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.78	% (f)	1.94%	1.91%	1.92%	3.55%	9.63	% (f)
Portfolio turnover rate	10	% (g)	37%	46%	80%	21%	9	% (g)

(a)	The Moderate Growth ETF Portfolio Class 2 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2016		Period Ended
	(Unaudited)		December 31, 2015(a)

Net asset value, beginning of period	$10.63		$11.22
Income (loss) from investment operations:
Net investment income (b) (c)	0.12		0.21
Net realized and unrealized gain (loss) on investments	0.40		(0.80)
Total gain (loss) from investment operations	0.52		(0.59)
Net asset value, end of period	$11.15		$10.63
Total return (d)	4.89%		(5.26)%
Ratios and Supplemental Data:
Net assets, end of period	$11	(h)	$11	(h)
Ratio of expenses to average net assets (e)	0.70	% (f)	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.53	% (f)	1.69	% (f)
Portfolio turnover rate	10	% (g)	37	% (g)

(a)	The Moderate Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$10.75		$11.68	$11.52	$10.75	$9.90	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.08		0.12	0.18	0.17	0.23	0.25
Net realized and unrealized gain (loss) on investments and futures contracts	0.28		(0.61)	0.20	0.70	0.63	(0.35)
Total income (loss) from investment operations	0.36		(0.49)	0.38	0.87	0.86	(0.10)
Less distributions from:
Net investment income	—		(0.17)	(0.13)	(0.10)	(0.01)	—
Net realized gain	—		(0.27)	(0.09)	—	—	—
Total distributions	—		(0.44)	(0.22)	(0.10)	(0.01)	—
Net asset value, end of period	$11.11		$10.75	$11.68	$11.52	$10.75	$9.90
Total return (d)	3.35%		(4.15)%	3.34%	8.08%	8.69%	(1.00)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$937		$909	$5,250	$6,632	$5,314	$685
Ratio of expenses to average net assets (e)	0.40	% (f)	0.40%	0.40%	0.40%	0.40%	0.40	% (f)
Ratio of net investment income to average net assets (c)(e)	1.41	% (f)	1.02%	1.51%	1.51%	2.24%	4.47	% (f)
Portfolio turnover rate	8	% (g)	20%	19%	25%	25%	10	% (g)

(a)	The Managed Risk Balanced ETF Portfolio Class 1 commenced operations on June 9, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$10.68		$11.62	$11.47	$10.71	$9.89	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.06		0.14	0.15	0.14	0.26	0.19
Net realized and unrealized gain (loss) on investments and futures contracts	0.29		(0.67)	0.20	0.71	0.57	(0.30)
Total income (loss) from investment operations	0.35		(0.53)	0.35	0.85	0.83	(0.11)
Less distributions from:
Net investment income	—		(0.14)	(0.11)	(0.09)	(0.01)	—
Net realized gain	—		(0.27)	(0.09)	—	—	—
Total distributions	—		(0.41)	(0.20)	(0.09)	(0.01)	—
Net asset value, end of period	$11.03		$10.68	$11.62	$11.47	$10.71	$9.89
Total return (d)	3.28%		(4.50)%	3.06%	7.93%	8.39%	(1.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$523,891		$531,055	$592,975	$529,690	$346,206	$23,533
Ratio of expenses to average net assets (e)	0.65	% (f)	0.65%	0.65%	0.65%	0.65%	0.65	% (f)
Ratio of net investment income to average net assets (c) (e)	1.15	% (f)	1.21%	1.32%	1.30%	2.49%	3.46	% (f)
Portfolio turnover rate	8	% (g)	20%	19%	25%	25%	10	% (g)

(a)	The Managed Risk Balanced ETF Portfolio Class 2 commenced operations on June 9, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012(a)

Net asset value, beginning of period	$10.75		$11.69	$11.56	$10.83	$10.42
Income (loss) from investment operations:
Net investment income (b) (c)	0.06		0.13	0.15	0.22	0.19
Net realized and unrealized gain (loss) on investments and futures contracts	0.28		(0.66)	0.20	0.61	0.22
Total income (loss) from investment operations	0.34		(0.53)	0.35	0.83	0.41
Less distributions from:
Net investment income	—		(0.14)	(0.13)	(0.10)	—
Net realized gain	—		(0.27)	(0.09)	—	—
Total distributions	—		(0.41)	(0.22)	(0.10)	—
Net asset value, end of period	$11.09		$10.75	$11.69	$11.56	$10.83
Total return (d)	3.16%		(4.54)%	3.00%	7.65%	3.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$80,534		$67,731	$58,657	$40,788	$16	(h)
Ratio of expenses to average net assets (e)	0.75	% (f)	0.75%	0.75%	0.75%	0.75	% (f)
Ratio of net investment income to average net assets (c) (e)	1.09	% (f)	1.17%	1.25%	1.93%	2.72	% (f)
Portfolio turnover rate	8	% (g)	20%	19%	25%	25	% (g)

(a)	The Managed Risk Balanced ETF Portfolio Class 3 commenced operations on May 1, 2012.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012(a)

Net asset value, beginning of period	$10.54		$11.49	$11.39	$10.69	$10.42
Income (loss) from investment operations:
Net investment income (b) (c)	0.04		0.10	0.13	0.13	0.76
Net realized and unrealized gain (loss) on investments and futures contracts	0.28		(0.65)	0.18	0.67	(0.49	) (d)
Total income (loss) from investment operations	0.32		(0.55)	0.31	0.80	0.27
Less distributions from:
Net investment income	—		(0.13)	(0.12)	(0.10)	—
Net realized gain	—		(0.27)	(0.09)	—	—
Total distributions	—		(0.40)	(0.21)	(0.10)	—
Net asset value, end of period	$10.86		$10.54	$11.49	$11.39	$10.69
Total return (e)	3.04%		(4.77)%	2.69%	7.47%	2.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$11,964		$12,570	$11,319	$5,327	$284
Ratio of expenses to average net assets (f)	1.00	% (g)	1.00%	1.00%	1.00%	1.00	% (g)
Ratio of net investment income to average net assets (c) (f)	0.79	% (g)	0.89%	1.08%	1.16%	10.49	% (g)
Portfolio turnover rate	8	% (h)	20%	19%	25%	25	% (h)

(a)	The Managed Risk Balanced ETF Portfolio Class 4 commenced operations on May 1, 2012.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statements of Operations for the period ended December 31, 2012 due to the timing of purchases and redemptions of Portfolio shares during the period.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2016		Period Ended
	(Unaudited)		December 31, 2015(a)

Net asset value, beginning of period	$11.09		$11.74
Income (loss) from investment operations:
Net investment income (b) (c)	0.06		0.05
Net realized and unrealized gain (loss) on investments	0.29		(0.70)
Total income (loss) from investment operations	0.35		(0.65)
Net asset value, end of period	$11.44		$11.09
Total return (d)	3.16%		(5.54)%
Ratios and Supplemental Data:
Net assets, end of period	$11	(h)	$11	(h)
Ratio of expenses to average net assets (e)	0.90	% (f)	0.90	% (f)
Ratio of net investment income to average net assets (c) (e)	0.90	% (f)	0.96	% (f)
Portfolio turnover rate	8	% (g)	20	% (g)

(a)	The Managed Risk Balanced ETF Portfolio Investor Class commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$10.53		$11.82	$11.77	$10.22	$9.43	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.08		0.18	0.19	0.18	0.21	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	0.05		(1.23)	(0.02)	1.48	0.59	(0.93)
Total income (loss) from investment operations	0.13		(1.05)	0.17	1.66	0.80	(0.57)
Less distributions from:
Net investment income	—		(0.19)	(0.12)	(0.11)	(0.01)	—
Net realized gain	—		(0.05)	—	—	—	—
Total distributions	—		(0.24)	(0.12)	(0.11)	(0.01)	—
Net asset value, end of period	$10.66		$10.53	$11.82	$11.77	$10.22	$9.43
Total return (d)	1.23%		(8.86)%	1.49%	16.32%	8.45%	(5.70)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$30,916		$32,032	$39,059	$36,004	$24,123	$9,242
Ratio of expenses to average net assets (e)	0.40	% (f)	0.40%	0.40%	0.40%	0.40%	0.40	% (f)
Ratio of net investment income to average net assets (c) (e)	1.60	% (f)	1.59%	1.64%	1.66%	2.12%	5.59	% (f)
Portfolio turnover rate	6	% (g)	15%	14%	15%	8%	28	% (g)

(a)	The Managed Risk Growth ETF Portfolio Class 1 commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$10.47		$11.76	$11.71	$10.19	$9.42	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.07		0.15	0.17	0.15	0.24	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	0.05		(1.23)	(0.02)	1.47	0.54	(0.92)
Total income (loss) from investment operations	0.12		(1.08)	0.15	1.62	0.78	(0.58)
Less distributions from:
Net investment income	—		(0.16)	(0.10)	(0.10)	(0.01)	—
Net realized gain	—		(0.05)	—	—	—	—
Total distributions	—		(0.21)	(0.10)	(0.10)	(0.01)	—
Net asset value, end of period	$10.59		$10.47	$11.76	$11.71	$10.19	$9.42
Total return (d)	1.15%		(9.15)%	1.31%	15.96%	8.24%	(5.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$792,992		$847,241	$1,029,438	$888,391	$573,528	$25,393
Ratio of expenses to average net assets (e)	0.65	% (f)	0.65%	0.65%	0.65%	0.65%	0.65	% (f)
Ratio of net investment income to average net assets (c) (e)	1.34	% (f)	1.34%	1.41%	1.40%	2.43%	5.18	% (f)
Portfolio turnover rate	6	% (g)	15%	14%	15%	8%	28	% (g)

(a)	The Managed Risk Growth ETF Portfolio Class 2 commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012(a)

Net asset value, beginning of period	$10.44		$11.72	$11.70	$10.15	$9.95
Income (loss) from investment operations:
Net investment income (b) (c)	0.07		0.14	0.16	0.26	0.17
Net realized and unrealized gain (loss) on investments and futures contracts	0.04		(1.22)	(0.02)	1.40	0.03
Total income (loss) from investment operations	0.11		(1.08)	0.14	1.66	0.20
Less distributions from:
Net investment income	—		(0.15)	(0.12)	(0.11)	—
Net realized gain	—		(0.05)	—	—	—
Total distributions	—		(0.20)	(0.12)	(0.11)	—
Net asset value, end of period	$10.55		$10.44	$11.72	$11.70	$10.15
Total return (d)	1.05%		(9.22)%	1.18%	16.43%	2.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$166,268		$168,305	$206,885	$133,241	$15	(h)
Ratio of expenses to average net assets (e)	0.75	% (f)	0.75%	0.75%	0.75%	0.75	% (f)
Ratio of net investment income to average net assets (c) (e)	1.27	% (f)	1.24%	1.35%	2.28%	2.67	% (f)
Portfolio turnover rate	6	% (g)	15%	14%	15%	8	% (g)

(a)	The Managed Risk Growth ETF Portfolio Class 3 commenced operations on May 1, 2012.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012(a)

Net asset value, beginning of period	$10.46		$11.77	$11.77	$10.28	$9.95
Income (loss) from investment operations:
Net investment income (b) (c)	0.05		0.13	0.14	0.17	0.47
Net realized and unrealized gain (loss) on investments and futures contracts	0.04		(1.23)	(0.04)	1.43	(0.14	) (d)
Total income (loss) from investment operations	0.09		(1.10)	0.10	1.60	0.33
Less distributions from:
Net investment income	—		(0.16)	(0.10)	(0.11)	—
Net realized gain	—		(0.05)	—	—	—
Total distributions	—		(0.21)	(0.10)	(0.11)	—
Net asset value, end of period	$10.55		$10.46	$11.77	$11.77	$10.28
Total return (e)	0.86%		(9.38)%	0.88%	15.64%	3.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$10,018		$10,829	$7,510	$4,689	$151
Ratio of expenses to average net assets (f)	1.00	% (g)	1.00%	1.00%	1.00%	1.00	% (g)
Ratio of net investment income to average net assets (c)(f)	0.99	% (g)	1.13%	1.16%	1.48%	6.97	% (g)
Portfolio turnover rate	6	% (h)	15%	14%	15%	8	% (h)

(a)	The Managed Risk Growth ETF Portfolio Class 4 commenced operations on May 1, 2012.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statements of Operations for the period ended December 31, 2012 due to the timing of purchases and redemptions of Portfolio shares during the period.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2016		Period Ended
	(Unaudited)		December 31, 2015(a)

Net asset value, beginning of period	$10.68		$11.74
Income (loss) from investment operations:
Net investment income (b) (c)	0.07		0.05
Net realized and unrealized gain (loss) on investments	0.05		(1.11)
Total income (loss) from investment operations	0.12		(1.06)
Net asset value, end of period	$10.80		$10.68
Total return (d)	1.12%		(9.03)%
Ratios and Supplemental Data:
Net assets, end of period	$11	(h)	$11	(h)
Ratio of expenses to average net assets (e)	0.90	% (f)	0.90	% (f)
Ratio of net investment income to average net assets (c) (e)	1.09	% (f)	1.09	% (f)
Portfolio turnover rate	6	% (g)	15	% (g)

(a)	The Managed Risk Growth ETF Portfolio Investor Class commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$10.84		$12.02	$11.93	$10.68	$9.82	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.07		0.17	0.20	0.18	0.25	0.14
Net realized and unrealized gain (loss) on investments and futures contracts	0.14		(0.90)	0.18	1.17	0.62	(0.32)
Total income (loss) from investment operations	0.21		(0.73)	0.38	1.35	0.87	(0.18)
Less distributions from:
Net investment income	—		(0.19)	(0.15)	(0.10)	(0.01)	—
Net realized gain	—		(0.26)	(0.14)	—	—	—
Total distributions	—		(0.45)	(0.29)	(0.10)	(0.01)	—
Net asset value, end of period	$11.05		$10.84	$12.02	$11.93	$10.68	$9.82
Total return (d)	1.94%		(6.10)%	3.16%	12.66%	8.88%	(1.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$1,597		$2,945	$6,286	$6,389	$6,068	$20
Ratio of expenses to average net assets (e)	0.40	% (f)	0.40%	0.40%	0.40%	0.40%	0.40	% (f)
Ratio of net investment income to average net assets (c) (e)	1.35	% (f)	1.44%	1.65%	1.57%	2.46%	2.39	% (f)
Portfolio turnover rate	7	% (g)	20%	19%	25%	12%	7	% (g)

(a)	The Managed Risk Moderate Growth ETF Portfolio Class 1 commenced operations on June 9, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$10.79		$11.97	$11.90	$10.67	$9.83	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.07		0.16	0.18	0.17	0.27	0.21
Net realized and unrealized gain (loss) on investments and futures contracts	0.13		(0.92)	0.15	1.15	0.58	(0.38)
Total income (loss) from investment operations	0.20		(0.76)	0.33	1.32	0.85	(0.17)
Less distributions from:
Net investment income	—		(0.16)	(0.12)	(0.09)	(0.01)	—
Net realized gain	—		(0.26)	(0.14)	—	—	—
Total distributions	—		(0.42)	(0.26)	(0.09)	(0.01)	—
Net asset value, end of period	$10.99		$10.79	$11.97	$11.90	$10.67	$9.83
Total return (d)	1.85%		(6.36)%	2.81%	12.39%	8.66%	(1.70)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$844,656		$875,534	$971,963	$814,589	$514,568	$39,430
Ratio of expenses to average net assets (e)	0.65	% (f)	0.65%	0.65%	0.65%	0.65%	0.65	% (f)
Ratio of net investment income to average net assets (c) (e)	1.32	% (f)	1.36%	1.46%	1.49%	2.57%	3.78	% (f)
Portfolio turnover rate	7	% (g)	20%	19%	25%	12%	7	% (g)

(a)	The Managed Risk Moderate Growth ETF Portfolio Class 2 commenced operations on June 9, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012(a)

Net asset value, beginning of period	$10.78		$11.96	$11.91	$10.67	$10.39
Income (loss) from investment operations:
Net investment income (b) (c)	0.07		0.15	0.16	0.25	0.20
Net realized and unrealized gain (loss) on investments and futures contracts	0.12		(0.92)	0.17	1.09	0.08
Total income (loss) from investment operations	0.19		(0.77)	0.33	1.34	0.28
Less distributions from:
Net investment income	—		(0.15)	(0.14)	(0.10)	—
Net realized gain	—		(0.26)	(0.14)	—	—
Total distributions	—		(0.41)	(0.28)	(0.10)	—
Net asset value, end of period	$10.97		$10.78	$11.96	$11.91	$10.67
Total return (d)	1.76%		(6.46)%	2.75%	12.57%	2.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$159,285		$137,981	$130,856	$101,414	$15	(h)
Ratio of expenses to average net assets (e)	0.75	% (f)	0.75%	0.75%	0.75%	0.75	% (f)
Ratio of net investment income to average net assets (c) (e)	1.27	% (f)	1.31%	1.36%	2.17%	2.95	% (f)
Portfolio turnover rate	7	% (g)	20%	19%	25%	12	% (g)

(a)	The Managed Risk Moderate Growth ETF Portfolio Class 3 commenced operations on May 1, 2012.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012(a)

Net asset value, beginning of period	$10.71		$11.91	$11.89	$10.70	$10.39
Income (loss) from investment operations:
Net investment income (b) (c)	0.05		0.12	0.16	0.18	0.58
Net realized and unrealized gain (loss) on investments and futures contracts	0.13		(0.91)	0.14	1.11	(0.27	) (d)
Total income (loss) from investment operations	0.18		(0.79)	0.30	1.29	0.31
Less distributions from:
Net investment income	—		(0.15)	(0.14)	(0.10)	—
Net realized gain	—		(0.26)	(0.14)	—	—
Total distributions	—		(0.41)	(0.28)	(0.10)	—
Net asset value, end of period	$10.89		$10.71	$11.91	$11.89	$10.70
Total return (e)	1.68%		(6.67)%	2.50%	12.07%	2.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$8,917		$8,996	$9,508	$2,145	$77
Ratio of expenses to average net assets (f)	1.00	% (g)	1.00%	1.00%	1.00%	1.00	% (g)
Ratio of net investment income to average net assets (c)(f)	0.98	% (g)	1.02%	1.37%	1.56%	8.19	% (g)
Portfolio turnover rate	7	% (h)	20%	19%	25%	12	% (h)

(a)	The Managed Risk Moderate Growth ETF Portfolio Class 4 commenced operations on May 1, 2012.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statements of Operations for the period ended December 31, 2012 due to the timing of purchases and redemptions of Portfolio shares during the period.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2016		Period Ended
	(Unaudited)		December 31, 2015(a)

Net asset value, beginning of period	$11.21		$12.11
Income (loss) from investment operations:
Net investment income (b) (c)	0.07		0.06
Net realized and unrealized gain (loss) on investments	0.13		(0.96)
Total income (loss) from investment operations	0.20		(0.90)
Net asset value, end of period	$11.41		$11.21
Total return (d)	1.78%		(7.43)%
Ratios and Supplemental Data:
Net assets, end of period	$11	(h)	$11	(h)
Ratio of expenses to average net assets (e)	0.90	% (f)	0.90	% (f)
Ratio of net investment income to average net assets (c) (e)	1.07	% (f)	1.11	% (f)
Portfolio turnover rate	7	% (g)	20	% (g)

(a)	The Managed Risk Moderate Growth ETF Portfolio Investor Class commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS
June 30, 2016

1.	ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of eight different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Conservative ETF Portfolio	Preserve capital and provide moderate income and moderate capital appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.
Managed Risk Balanced ETF Portfolio	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Managed Risk Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.
Managed Risk Moderate Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

The Aggressive Growth ETF Portfolio, Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio (collectively the “Traditional Portfolios”) currently offer three classes of shares: Class 1 Shares, Class 2 Shares, and Investor Class Shares. The Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio, and Managed Risk Moderate Growth ETF Portfolio, (collectively the “Managed Risk Portfolios”) currently offer five classes of shares: Class 1 Shares, Class 2 Shares, Class 3 Shares, Class 4 Shares, and Investor Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies (the “Underlying Funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,767,535	$—	$—	$5,767,535
Short-Term Investment	164,670	—	—	164,670
Total	$5,932,205	$—	$—	$5,932,205

Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,678,752	$—	$—	$6,678,752
Short-Term Investment	176,011	—	—	176,011
Total	$6,854,763	$—	$—	$6,854,763

Conservative ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,958,312	$—	$—	$1,958,312
Short-Term Investment	30,700	—	—	30,700
Total	$1,989,012	$—	$—	$1,989,012

Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,343,029	$—	$—	$9,343,029
Short-Term Investment	253,989	—	—	253,989
Total	$9,597,018	$—	$—	$9,597,018

Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,701,692	$—	$—	$7,701,692
Short-Term Investment	182,029	—	—	182,029
Total	$7,883,721	$—	$—	$7,883,721

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

TOPS Managed Risk Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$545,777,624	$—	$—	$545,777,624
Short-Term Investments	63,264,140	1,998,778	—	65,262,918
Total	$609,041,764	$1,998,778	$—	$611,040,542

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts **	$2,863,610	$—	$—	$2,863,610

TOPS Managed Risk Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$888,914,268	$—	$—	$888,914,268
Short-Term Investments	84,750,683	7,995,112	—	92,745,795
Total	$973,664,951	$7,995,112	$—	$981,660,063

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts **	$19,163,258	$—	$—	$19,163,258

TOPS Managed Risk Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$898,177,936	$—	$—	$898,177,936
Short-Term Investments	95,474,410	2,998,167	—	98,472,577
Total	$993,652,346	$2,998,167	$—	$996,650,513

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts **	$11,478,873	$—	$—	$11,478,873

The Portfolios did not hold any Level 3 securities during the six months ended June 30, 2016.

There were no transfers into or out of Level 1 or Level 2 during the six months ended June 30, 2016.

It is the Portfolios’ policy to record transfers into or out of Level 1 or Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

**	Cumulative appreciation (depreciation) of futures contracts is reported in the above table.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio’s 2013-2015 tax returns or expected to be taken in each Portfolio’s 2016 tax returns. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Managed Risk Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Managed Risk Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Managed Risk Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the six months ended June 30, 2016, the Portfolios had the following realized gains (loss) from futures contracts reported in the Statements of Operations.

Portfolio	Location of Loss on Futures	Net Realized Loss
Managed Risk Balanced ETF Portfolio	Net realized loss on futures contracts	$4,471,429
Managed Risk Growth ETF Portfolio	Net realized loss on futures contracts	18,268,708
Managed Risk Moderate Growth ETF Portfolio	Net realized loss on futures contracts	17,349,288

For the six months ended June 30, 2016, the Portfolios had the following change in unrealized appreciation (depreciation) from futures contracts.

		Net Change in Unrealized
Portfolio	Location of Gain (Loss) on Futures	Depreciation
Managed Risk Balanced ETF Portfolio	Net change in unrealized depreciation on futures contracts	$2,493,523
Managed Risk Growth ETF Portfolio	Net change in unrealized depreciation on futures contracts	19,092,013
Managed Risk Moderate Growth ETF Portfolio	Net change in unrealized depreciation on futures contracts	10,799,147

The notional value of the derivative instruments outstanding as of June 30, 2016 as disclosed in the Managed Risk Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Managed Risk Portfolios.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

Offsetting of Financial Assets and Derivative Assets

The following table presents each Portfolio’s asset derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2016.

Managed Risk Blanced ETF Portfolio

Liabilities:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments		Cash Collateral Pledged	Net Amount
Futures Contracts	$2,863,610	(1)	$—	(1)	$2,863,610	$2,863,610	(2)	$—	$—

Total	$2,863,610		$—		$2,863,610	$2,863,610		$—	$—

Managed Risk Growth ETF Portfolio

Liabilities:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments		Cash Collateral Pledged	Net Amount
Futures Contracts	$19,163,258	(1)	$—	(1)	$19,163,258	$19,163,258	(2)	$—	$—

Total	$19,163,258		$—		$19,163,258	$19,163,258		$—	$—

Managed Risk Moderate Growth ETF Portfolio

Assets:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Futures Contracts	$11,478,873	(1)	$—	(1)	$11,478,873	$11,478,873	$—	$—

Total	$11,478,873		$—		$11,478,873	$11,478,873	$—	$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments.

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and government securities, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$1,080,316	$664,518
Balanced ETF Portfolio	2,558,548	1,829,550
Conservative ETF Portfolio	1,296,733	2,235,169
Growth ETF Portfolio	1,270,508	808,394
Moderate Growth ETF Portfolio	1,990,844	709,416
Managed Risk Balanced ETF Portfolio	43,855,705	78,537,082
Managed Risk Growth ETF Portfolio	55,516,161	204,972,936
Managed Risk Moderate Growth ETF Portfolio	62,672,474	178,586,335

4.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities. Companies that are affiliates of the Managed Risk Growth ETF Portfolio at June 30, 2016 are noted in the Portfolio’s Portfolio of Investments. Transactions during the six months with companies that are affiliates or were affiliates at the beginning of the year are as follows:

TOPS Managed Risk Growth ETF Portfolio

CUSIP	Description	Value- Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period	Shares-End of Period
18383Q879	Guggenheim Timber ETF	$8,982,868	$2,015,383	$230,044	$—	$(142,055)	$(1,462,422)	$9,163,730	401,918
97717X867	WisdomTree Emerging Markets Local Debt Fund	28,780,322	599,177	5,136,471	692,261	(2,242,029)	4,910,109	26,911,108	719,356
Total		$37,763,190	$2,614,560	$5,366,515	$692,261	$(2,384,084)	$3,447,687	$36,074,838	1,121,274

TOPS Managed Risk Moderate Growth ETF Portfolio

CUSIP	Description	Value- Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period	Shares held at End of Period
18383Q879	Guggenheim Timber ETF	$8,764,686	$2,100,581	$963,030	$—	$(99,668)	$(518,067)	$9,284,502	407,215

5.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

ValMark Advisors, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). The Advisor has engaged Milliman Financial Risk Management, LLC. as the Managed Risk Portfolios’ Sub-Advisor (the “Sub-Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each of the Traditional Portfolio’s average daily net assets and 0.30% of each of the Managed Risk Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, on behalf of the Managed Risk Portfolios, the Advisor not the Portfolios pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly. For the six months ended June 30, 2016, the Portfolios distributed the following in fees.

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016

Portfolio	Advisory Fees
Aggressive Growth ETF Portfolio	$2,590
Balanced ETF Portfolio	3,156
Conservative ETF Portfolio	1,264
Growth ETF Portfolio	4,310
Moderate Growth ETF Portfolio	3,567
Managed Risk Balanced ETF Portfolio	912,002
Managed Risk Growth ETF Portfolio	1,539,170
Managed Risk Moderate Growth ETF Portfolio	1,512,069

The Trust, on behalf of the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for Class 2, Class 3, Class 4, and Investor Class shares, respectively. The fee is calculated at an annual rate of 0.25%, 0.35%, 0.60%, and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. The Distributor is an affiliate of GFS. For the six months ended June 30, 2016, the Portfolios paid the following in distribution fees under the plan.

Portfolio	Distribution Fees
Aggressive Growth ETF Portfolio	$6,379
Balanced ETF Portfolio	7,863
Conservative ETF Portfolio	2,843
Growth ETF Portfolio	8,498
Moderate Growth ETF Portfolio	6,913
Managed Risk Balanced ETF Portfolio	816,726
Managed Risk Growth ETF Portfolio	1,343,832
Managed Risk Moderate Growth ETF Portfolio	1,346,530

In addition, certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees. All operating expenses are paid by GFS from the administrative service fees. For the six months ended June 30, 2016, the Trustees received fees in the amount of $4,534 on behalf of each Portfolio.

The approved entities may be affiliates of GFS and the Distributor. A Trustee and certain Officers of the Trust are Officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from GFS under the administrative servicing agreement.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2016, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio was as follows:

Aggressive Growth ETF Portfolio

Pruco Life Insurance Company	53%
Ohio National Life Insurance Company	44%

Balanced ETF Portfolio

Pruco Life Insurance Company	38%
Ohio National Life Insurance Company	30%
New York Life Insurance Company	30%

Conservative ETF Portfolio

Jefferson National Life Insurance Company	35%
Pruco Life Insurance Company	33%

Growth ETF Portfolio

Ohio National Life Insurance Company	42%
Pruco Life Insurance Company	33%

Moderate Growth ETF Portfolio

Pruco Life Insurance Company	51%

Managed Risk Balanced ETF Portfolio
Ohio National Life Insurance Company	82%

Managed Risk Growth ETF Portfolio
Ohio National Life Insurance Company	64%

Managed Risk Moderate Growth ETF Portfolio
Ohio National Life Insurance Company	80%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the following years was as follows:

	For the year ended December 31, 2015			For the year ended December 31, 2014
	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total

Aggressive Growth ETF Portfolio	$41,961	$158,382	$200,343	$24,856	$52,422	$77,278

Balanced ETF Portfolio	69,018	81,975	150,993	156,009	75,508	231,517

Conservative ETF Portfolio	46,775	4,086	50,861	25,075	14,994	40,069

Growth ETF Portfolio	100,330	202,996	303,326	71,258	56,871	128,129

Moderate Growth ETF Portfolio	191,797	137,052	328,849	124,410	110,276	234,686

MR Balanced ETF Portfolio	8,490,515	15,545,500	24,036,015	6,238,760	4,957,636	11,196,396

MR Growth ETF Portfolio	17,068,804	5,240,406	22,309,210	11,304,924	—	11,304,924

MR Moderate Growth ETF Portfolio	15,013,241	24,438,045	39,451,286	11,048,214	12,347,953	23,396,167

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post	Unrealized	Total
	Ordinary	Long-Term	Carry	October	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Loss	(Depreciation)	Earnings/(Deficits)

Aggressive Growth ETF Portfolio	$66,562	$66,484	$—	$—	$(179,092)	$(46,046)

Balanced ETF Portfolio	81,500	57,963	—	—	(169,391)	(29,928)

Conservative ETF Portfolio	36,413	—	(2,491)	—	(98,311)	(64,389)

Growth ETF Portfolio	132,725	227,998	—	—	(193,650)	167,073

Moderate Growth ETF Portfolio	77,902	71,839	—	—	(261,477)	(111,736)

MR Balanced ETF Portfolio	7,933,555	—	(760,343)	—	(9,251,918)	(2,078,706)

MR Growth ETF Portfolio	16,131,375	—	(9,312,459)	—	152,949	6,971,865

MR Moderate Growth ETF Portfolio	15,056,650	—	(8,206,935)	—	(14,376,526)	(7,526,811)

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open Section 1256 contracts.

At December 31, 2015, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Conservative ETF Portfolio	$—	$2,491	$2,491
Managed Risk Balanced ETF Portfolio	760,343	—	760,343
Managed Risk Growth ETF Portfolio	9,312,459	—	9,312,459
Managed Risk Moderate Growth ETF Portfolio	8,206,935	—	8,206,935

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses) and the reclass of ordinary income distributions, resulted in reclassifications for the following Portfolios for the year ended December 31, 2015 as follows:

	Undistributed Net	Accumulated Net
	Investment Income	Realized Gains
Fund	(Loss)	(Loss)
Balanced ETF Portfolio	$(42)	$42
Conservative ETF Portfolio	(26)	26
Moderate Growth ETF Portfolio	(15)	15
Managed Risk Balanced ETF Portfolio	(13,827)	13,827
Managed Risk Growth ETF Portfolio	(846)	846
Managed Risk Moderate Growth ETF Portfolio	(7,627)	7,627

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no subsequent events requiring adjustment or disclosure in the financial statements.

TOPS® ETF Portfolios

EXPENSE EXAMPLES (Unaudited)

June 30, 2016

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 through June 30, 2016.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 1	Ratio	1-1-16	6-30-16	Period*	6-30-16	Period*
Aggressive Growth ETF Portfolio	0.20%	$1,000.00	$1,047.20	$1.02	$1,023.87	$1.01
Balanced ETF Portfolio	0.20%	$1,000.00	$1,049.40	$1.02	$1,023.87	$1.01
Conservative ETF Portfolio	0.20%	$1,000.00	$1,041.10	$1.01	$1,023.87	$1.01
Growth ETF Portfolio	0.20%	$1,000.00	$1,052.40	$1.02	$1,023.87	$1.01
Moderate Growth ETF Portfolio	0.20%	$1,000.00	$1,054.60	$1.02	$1,023.87	$1.01
Managed Risk Balanced ETF Portfolio	0.40%	$1,000.00	$1,033.50	$2.02	$1,022.87	$2.01
Managed Risk Growth ETF Portfolio	0.40%	$1,000.00	$1,012.30	$2.00	$1,022.87	$2.01
Managed Risk Moderate Growth ETF Portfolio	0.40%	$1,000.00	$1,019.40	$2.01	$1,022.87	$2.01

TOPS® ETF Portfolios

EXPENSE EXAMPLES (Unaudited) (Continued)

June 30, 2016

					Hypothetical
					(5% return before
			Actual		expenses)

			Ending	Expenses	Ending	Expenses
	Portfolio’s	Beginning	Account	Paid	Account	Paid
	Annualized	Account Value	Value	During	Value	During
Class 2	Expense Ratio	1-1-16	6-30-16	Period*	6-30-16	Period*
Aggressive Growth ETF Portfolio	0.45%	$1,000.00	$1,045.80	$2.29	$1,022.63	$2.26
Balanced ETF Portfolio	0.45%	$1,000.00	$1,048.10	$2.29	$1,022.63	$2.26
Conservative ETF Portfolio	0.45%	$1,000.00	$1,039.50	$2.28	$1,022.63	$2.26
Growth ETF Portfolio	0.45%	$1,000.00	$1,051.50	$2.30	$1,022.63	$2.26
Moderate Growth ETF Portfolio	0.45%	$1,000.00	$1,053.20	$2.30	$1,022.63	$2.26
Managed Risk Balanced ETF Portfolio	0.65%	$1,000.00	$1,032.80	$3.29	$1,021.63	$3.27
Managed Risk Growth ETF Portfolio	0.65%	$1,000.00	$1,011.50	$3.25	$1,021.63	$3.27
Managed Risk Moderate Growth ETF Portfolio	0.65%	$1,000.00	$1,018.50	$3.26	$1,021.63	$3.27

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class 3	Ratio	1-1-16	6-30-16	Period *	6-30-16	Period*
Managed Risk Balanced ETF Portfolio	0.75%	$1,000.00	$1,031.60	$3.79	$1,021.13	$3.77
Managed Risk Growth ETF Portfolio	0.75%	$1,000.00	$1,010.50	$3.75	$1,021.13	$3.77
Managed Risk Moderate Growth ETF Portfolio	0.75%	$1,000.00	$1,017.60	$3.76	$1,021.13	$3.77

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class 4	Ratio	1-1-16	6-30-16	Period *	6-30-16	Period*
Managed Risk Balanced ETF Portfolio	1.00%	$1,000.00	$1,030.40	$5.05	$1,019.89	$5.02
Managed Risk Growth ETF Portfolio	1.00%	$1,000.00	$1,008.60	$4.99	$1,019.89	$5.02
Managed Risk Moderate Growth ETF Portfolio	1.00%	$1,000.00	$1,016.80	$5.01	$1,019.89	$5.02

TOPS® ETF Portfolios

EXPENSE EXAMPLES (Unaudited) (Continued)

June 30, 2016

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Investor Class	Ratio	1-1-16	6-30-16	Period*	6-30-16	Period*
Aggressive Growth ETF Portfolio	0.70%	$1,000.00	$1,043.50	$3.56	$1,021.38	$3.52
Balanced ETF Portfolio	0.70%	$1,000.00	$1,046.70	$3.56	$1,021.38	$3.52
Conservative ETF Portfolio	0.70%	$1,000.00	$1,038.70	$3.55	$1,021.38	$3.52
Growth ETF Portfolio	0.70%	$1,000.00	$1,049.10	$3.57	$1,021.38	$3.52
Moderate Growth ETF Portfolio	0.70%	$1,000.00	$1,048.90	$3.57	$1,021.38	$3.52
Managed Risk Balanced ETF Portfolio	0.90%	$1,000.00	$1,031.60	$4.55	$1,020.39	$4.52
Managed Risk Growth ETF Portfolio	0.90%	$1,000.00	$1,011.20	$4.50	$1,020.39	$4.52
Managed Risk Moderate Growth ETF Portfolio	0.90%	$1,000.00	$1,017.80	$4.52	$1,020.39	$4.52

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

INVESTMENT SUB-ADVISOR
Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 08/31/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 08/31/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 08/31/16